United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number 811-23121

Clayton Street Trust
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn L. Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 12/31

Date of reporting period: 12/31/16

Item 1 - Reports to Shareholders

ANNUAL REPORT December 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Conservative Portfolio

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on market signals, with a goal to grow assets over time while mitigating downside risk.

Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series– Conservative Portfolio returned 2.80% from its inception date, April 7, 2016, through December 31, 2016. This compares with a return of 9.48% for its primary benchmark, the MSCI All Country World Index, and 4.25% for its secondary benchmark, the Protective Life Conservative Allocation Index.

MARKET ENVIRONMENT

Global stocks registered steady gains over the period. The UK’s decision to leave the European Union (EU) in June’s “Brexit” referendum jolted markets, but investors soon regained their composure, sending shares higher. Later, the surprise election of Donald Trump to the U.S. presidency pushed U.S. equity benchmarks to record levels. A recovery in crude oil prices after an early-year plunge propelled energy stocks, resulting in the sector being among the year’s best performers. Other cyclical sectors also registered steady gains as investors expected that a Trump administration would champion pro-growth policies. Given the bias toward improving global growth, historically defensive sectors lagged the broader market. Smaller cap stocks largely exceeded gains registered by large-caps.

Early year volatility, capped by June’s Brexit vote, pushed yields on the 10-year U.S. Treasury down to 1.36%. They reversed course, however, as Federal Reserve (Fed) officials telegraphed their intent to raise interest rates, a step that occurred in December. The sell-off in Treasurys accelerated after November’s U.S. elections, with the yield on the 10-year note finishing the period at 2.44%. The risk-on environment caused spreads to narrow on both investment-grade and high-yield corporate credit.

PERFORMANCE DISCUSSION

For the period, underperformance was driven by negative returns in the Portfolio’s fixed income holdings. U.S. interest rates sold off significantly during the latter two months of the year as investors coalesced around elevated domestic growth expectations. Also weighing on performance was the Portfolio’s exposure to UK equities. While UK stocks recovered from their “Brexit” lows, they again came under pressure during the latter part of the period. This underperformance was partially offset by solid returns within the Portfolio’s large-cap and small-cap U.S. equity allocation.

Thank you for investing in Protective Life Dynamic Allocation Series – Conservative Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	100.0%
Repurchase Agreements	1.2%
Other	(1.2)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

See important disclosures on the next page.

		Expense Ratios - per the April 6, 2016
Cumulative Total Return - for the period ended December 31, 2016		prospectus (estimated for the fiscal year)
	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Conservative Portfolio	2.80%	1.86%	0.90%
MSCI All Country World Index	9.48%
Protective Life Conservative Allocation Index	4.25%
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, Janus Capital has contractually agreed to through May 1, 2018.

Expense ratios shown reflect estimated annualized expenses that the Portfolio expects to incur during its initial fiscal year.

Performance for very short time periods may not be indicative of future performance.

A Portfolio’s performance may be affected by risks that include those associated with nondiversification, non-investment grade debt securities, high-yield/high-risk securities, undervalued or overlooked companies, investments in specific industries or countries and potential conflicts of interest. Additional risks to a Portfolio may also include, but are not limited to, those associated with investing in foreign securities, emerging markets, initial public offerings, real estate investment trusts (REITs), derivatives, short sales, commodity-linked investments and companies with relatively small market capitalizations. Each Portfolio has different risks. Please see a Janus prospectus for more information about risks, portfolio holdings and other details.

Performance of the Protective Life Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the Protective Life Dynamic Allocation Series Portfolios’ investment strategy will be successful under all or any market conditions. Janus Capital does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

Returns shown do not represent actual returns since they do not include insurance charges. Returns shown would have been lower had they included insurance charges.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Until three years from inception, Janus Capital may recover expenses previously waived or reimbursed if the expense ratio falls below certain limits.

2	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Performance

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

A Portfolio’s portfolio may differ significantly from the securities held in an index. An index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Conservative Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16 - 12/31/16)†	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16 - 12/31/16)†	Net Annualized Expense Ratio (7/1/16 - 12/31/16)
	$1,000.00	$1,018.80	$4.01	$1,000.00	$1,021.17	$4.01	0.79%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Schedule of Investments

December 31, 2016

Shares or Principal Amounts		Value
Investment Companies – 100.0%
Exchange-Traded Funds (ETFs) – 100.0%
iShares Core US Aggregate Bond	38,595	$4,170,576
iShares MSCI All Country Asia ex Japan	3,627	199,231
iShares MSCI Japan	4,349	212,492
iShares MSCI United Kingdom	13,425	412,013
iShares Russell 2000	5,220	703,917
Powershares QQQ Trust Series 1	5,453	646,072
SPDR EURO STOXX 50	12,934	432,772
SPDR S&P 500 Trust	8,010	1,790,475
Total Investment Companies (cost $8,491,964)		8,567,548
Repurchase Agreements – 1.2%
Undivided interest of 0.1% in a joint repurchase agreement (principal amount $71,300,000 with a maturity value of $71,304,088) with Credit Agricole, New York, 0.5160%, dated 12/30/16, maturing 1/3/17 to be repurchased at $100,006 collateralized by $74,246,900 in U.S. Treasuries 2.1250%, 5/15/25 with a value of $72,726,069 (cost $100,000)	$100,000	100,000
Total Investments (total cost $8,591,964) – 101.2%		8,667,548
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(101,101)
Net Assets – 100%		$8,566,447

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$8,043,043	92.8%
United Kingdom	412,013	4.8
Japan	212,492	2.4

Total	$8,667,548	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Clayton Street Trust	5

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM

An unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

Protective Life Conservative Allocation Index	An internally-calculated, hypothetical combination of total returns from the MSCI All Country World Index (50%) and the Bloomberg Barclays Global Aggregate Bond Index (50%).

SPDR	Standard & Poor's Depositary Receipt

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2016. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities
Investment Companies	$8,567,548	$-	$-
Repurchase Agreements	-	100,000	-
Total Assets	$8,567,548	$100,000	$-

6	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Assets and Liabilities

December 31, 2016

Assets:
Investments, at cost(1)	$8,591,964
Investments, at value	8,567,548
Repurchase agreements, at value	100,000
Cash	5,682
Receivables:
Investments sold	15,073
Dividends	10,336
Due from adviser	7,412
Total Assets	8,706,051
Liabilities:
Payables:	—
Investments purchased	107,893
Professional fees	22,230
Advisory fees	2,950
Non-interested Trustees' fees and expenses	2,263
12b-1 Distribution and shareholder servicing fees	1,844
Transfer agent fees and expenses	921
Portfolio shares repurchased	626
Custodian fees	308
Accrued expenses and other payables	569
Total Liabilities	139,604
Net Assets	$8,566,447
Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,517,380
Undistributed net investment income/(loss)	58,297
Undistributed net realized gain/(loss) from investments	(84,814)
Unrealized net appreciation/(depreciation) of investments	75,584
Total Net Assets	$8,566,447
Net Assets	$8,566,447
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	833,636
Net Asset Value Per Share	$10.28

(1) Includes cost of repurchase agreements of $100,000.

See Notes to Financial Statements.

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Operations

For the period ended December 31, 2016(1)

Investment Income:
Dividends	$84,841
Interest	868
Other income	122
Total Investment Income	85,831
Expenses:
Advisory fees	14,124
12b-1 Distribution and shareholder servicing fees	8,827
Transfer agent administrative fees and expenses	3,531
Other transfer agent fees and expenses	793
Professional fees	54,383
Initial organization and offering costs	25,817
Portfolio administration fees	18,461
Insurance Expense	17,425
Non-interested Trustees’ fees and expenses	9,911
Custodian fees	2,011
Shareholder reports expense	1,300
Other expenses	1,843
Total Expenses	158,426
Less: Excess Expense Reimbursement	(130,892)
Net Expenses	27,534
Net Investment Income/(Loss)	58,297
Net Realized Gain/(Loss) on Investments:
Investments	(84,814)
Total Net Realized Gain/(Loss) on Investments	(84,814)
Change in Unrealized Net Appreciation/Depreciation:
Investments	75,584
Total Change in Unrealized Net Appreciation/Depreciation	75,584
Net Increase/(Decrease) in Net Assets Resulting from Operations	$49,067

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

8	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Statement of Changes in Net Assets

Period ended December 31, 2016(1)

Operations:
Net investment income/(loss)	$58,297
Net realized gain/(loss) on investments	(84,814)
Change in unrealized net appreciation/depreciation	75,584
Net Increase/(Decrease) in Net Assets Resulting from Operations	49,067
Capital Shares Transactions	8,517,380
Net Increase/(Decrease) in Net Assets	8,566,447
Net Assets:
Beginning of period	—
End of period	$8,566,447

Undistributed Net Investment Income/(Loss)	$58,297

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Conservative Portfolio

Financial Highlights

For a share outstanding during the period ended December 31	2016(1)
Net Asset Value, Beginning of Period	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.12
Net realized and unrealized gain/(loss)	0.16(3)
Total from Investment Operations	0.28
Less Dividends and Distributions:
Dividends (from net investment income)	—
Distributions (from capital gains)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$10.28
Total Return*	2.80%
Net Assets, End of Period (in thousands)	$8,566
Average Net Assets for the Period (in thousands)	$4,740
Ratios to Average Net Assets**:
Ratio of Gross Expenses(4)	4.55%
Ratio of Net Expenses (After Waivers and Expense Offsets)(4)	0.79%
Ratio of Net Investment Income/(Loss)(4)	1.67%
Portfolio Turnover Rate	73%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) This amount does not agree with the change in the aggregate gains and losses in the Portfolio's securities for the year or period due to the timing of sales and repurchases of the Portfolio's shares in relation to fluctuating market values for the Portfolio's securities.

(4) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

10	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Conservative Portfolio (the “Portfolio”) is a series fund. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Portfolio is part of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers three Portfolios with differing investment objectives and policies. The Portfolio seeks total return through income and growth of capital, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 50% global equity investments and 50% fixed income investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Clayton Street Trust	11

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Initial Organization and Offering Costs

Organization costs paid in connection with the organization of the Portfolio are expensed at the time the Portfolio commences operations or as incurred thereafter. Offering costs paid in connection with the initial offering of shares are amortized using a straight-line basis over the first 12 months from the time the Portfolio commences. Amortized offering cost amounts and organization costs expensed are shown as “Initial organization and offering costs” on the Statement of Operations. Amounts remaining to be amortized, if any, are shown as “Initial offering costs” in the asset section of the Statement of Assets and Liabilities.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

12	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or

Clayton Street Trust	13

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

14	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$100,000	$—	$(100,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2018. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations, which could then be considered a deferral. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended December 31, 2016, Janus Capital reimbursed the Portfolio $130,892 of fees and expenses that are eligible for recoupment. As of December 31, 2016, the aggregate amount of recoupment that may potentially be made to Janus Capital is $130,892. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Clayton Street Trust	15

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust’s distributor, Janus Distributors LLC (“Janus Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution fees and shareholder servicing fees” in the Statement of Operations.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Portfolio also pays for salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Portfolio administration fees” on the Statement of Operations. Some expenses related to compensation payable to the Portfolio's Chief Compliance Officer and compliance staff are shared with the Portfolio. Total compensation of $114 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2016. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital Management LLC in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2016, the Portfolio engaged in cross trades amounting to $1,709,301 in purchases and $1,928,794 in sales, resulting in a net realized loss of $37,266. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

16	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

			Loss Deferrals		Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Late-Year Ordinary Loss	Post-October Capital Loss	to Tax Differences	Appreciation/ (Depreciation)
$ 58,297	$ -	$ (11,565)	$ -	$ -	$ -	$ 2,335

Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2016, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the period ended December 31, 2016
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (11,565)	$ -	$ (11,565)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 8,665,213	$ 195,701	$ (193,366)	$ 2,335

5. Capital Share Transactions

	Period ended December 31, 2016(1)
	Shares	Amount

Shares sold	1,064,213	$10,864,766
Reinvested dividends and distributions	-	-
Shares repurchased	(230,577)	(2,347,386)
Net Increase/(Decrease)	833,636	$ 8,517,380
(1)	Period from April 7, 2016 (inception date) through December 31, 2016.

Clayton Street Trust	17

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes to Financial Statements

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$11,738,658	$ 3,161,881	$ -	$ -

7. Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Portfolio and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Board of Trustees of the Portfolio (the “Board of Trustees”) approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders and contract owners of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2016 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

18	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series – Conservative Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Protective Life Dynamic Allocation Series – Conservative Portfolio (one of the portfolios constituting Clayton Street Trust, hereafter referred to as the "Portfolio") as of December 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the period April 7, 2016 (commencement of operations) through December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

Denver, Colorado
February 10, 2017

Clayton Street Trust	19

Protective Life Dynamic Allocation Series - Conservative Portfolio

Additional Information (unaudited)

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Clayton Street Trust (the “Trust”), the majority of whom serve as “independent” Trustees (the “Independent Trustees”) met on February 3, 2016 to consider the proposed investment advisory agreement (the “Investment Advisory Agreement”) for Protective Life Dynamic Allocation Series – Conservative Portfolio, Protective Life Dynamic Allocation Series – Moderate Portfolio, and Protective Life Dynamic Allocation Series – Growth Portfolio (each a “New Portfolio” and collectively, the “New Portfolios”). In the course of their consideration of the Investment Advisory Agreement, the Trustees met in executive session and were advised by their independent legal counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Advisory Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Board Materials and other information from counsel and from Janus Capital Management LLC, the investment adviser (the “Adviser”), including: (i) a copy of the form of Investment Advisory Agreement, with respect to the Adviser’s management of the assets of each New Portfolio; (ii) information describing the nature, extent and quality of the services that the Adviser will provide to the New Portfolios, and the fees the Adviser will charge to the New Portfolios; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Portfolio’s anticipated advisory fee and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the advisory fees and expenses of the New Portfolios to those from fund complexes that were defined as competitors.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: the nature, extent and quality of the services to be provided to each New Portfolio by the Adviser; the Advisers’ personnel and operations; each New Portfolio’s proposed expense level; the anticipated profitability to the Adviser under the Investment Advisory Agreement at certain asset levels; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each New Portfolio’s expenses; and possible conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New Portfolios. They recognized that two affiliates of the Adviser would separately serve each New Portfolio as transfer agent and distributor, respectively. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each New Portfolio therefor, the New Portfolios and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the success of the New Portfolios could attract other business to the Adviser or other Janus funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the New Portfolios.

The Board, including the Independent Trustees, considered the following in respect of each New Portfolio:

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services to be provided by the Adviser, taking into account the investment objective and strategies of each New Portfolio and the similar types of services currently provided by the Adviser to other funds in the fund complex. In addition, the Trustees reviewed the resources and key personnel of the

20	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Additional Information (unaudited)

Adviser that will be providing investment and risk management services to each New Portfolio. The Trustees also considered other services provided to each New Portfolio by the Adviser, such as managing the execution of portfolio transactions and the broker selection process. The Trustees considered the Adviser’s role as administrator to each New Portfolio, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to each New Portfolio’s investment restrictions, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of each New Portfolio and with applicable securities laws and regulations.

The Trustees concluded that the nature, extent, and quality of the services to be provided by the Adviser were appropriate and consistent with the terms of the proposed Investment Advisory Agreement. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve each New Portfolio effectively.

Costs of Services Provided

The Trustees noted the information regarding the proposed fees and expenses of each New Portfolio in comparison to similar information for other comparable funds. With regard to each New Portfolio, the Board noted the following:

The Board noted that the Adviser was recommending a management fee that was lower than each New Portfolio’s respective peer group median, and that each New Portfolio’s total expense ratio was lower than each respective peer group’s median. The Board also noted that the Adviser had agreed to cap certain acquired fund fees and expenses for each New Portfolio.

The Trustees concluded that the proposed annual advisory fee rate to be paid by each New Portfolio was reasonable in relation to the nature, extent and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and the expense limitations proposed by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of each New Portfolio increase. The Trustees noted that each New Portfolio is part of the overall Janus funds complex, which means, among other things, that each New Portfolio shares directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus funds.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationship with each New Portfolio. They recognized that two affiliates of Janus Capital will separately serve each New Portfolio as transfer agent and distributor, respectively. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements, and the fees to be paid by each New Portfolio under those agreements, each New Portfolio and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the New Portfolio could attract other business to the Adviser or other Janus funds, and that the success of the Adviser could enhance its ability to serve each New Portfolio.

Conclusion

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to each New Portfolio, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar actual or anticipated size. As a result, the Board concluded that the initial approval of the proposed Investment Advisory Agreement was in the best interests of each New Portfolio.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the Investment Advisory Agreement for each New Portfolio. The Board also considered and determined that the services provided by the Adviser to the New Portfolios were in addition to, rather than duplicative of, services provided under the advisory contracts of the underlying exchange traded funds in which each New Portfolio intended to invest.

Clayton Street Trust	21

Protective Life Dynamic Allocation Series - Conservative Portfolio

Additional Information (unaudited)

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD WITH THE ADVISER POST-MERGER

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the New Portfolios (the “Adviser”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the business combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The Trustees of the Trust, the majority of which are Independent Trustees, met on October 24, 2016, at an in person meeting called for the purpose of considering the proposed investment advisory agreements (the “New Advisory Agreements”) between the Adviser and the Trust acting on behalf of each of the New Portfolios, and at meetings held at various times in advance of that date. The Independent Trustees met with representatives of the Adviser to discuss the anticipated effects of the Merger. During these meetings, the Adviser indicated its belief that the Merger would not adversely affect the continued operation of the New Portfolios or the capabilities of the investment advisory personnel who currently manage the New Portfolios to continue to provide these and other services to the New Portfolios at the current levels. The Adviser also indicated that it believed that the Merger could provide certain benefits to the New Portfolios but that there could be no assurance as to any particular benefits that might result. In considering the New Advisory Agreements, the Trustees took the new, post-Merger capital structure of the Adviser into account.

In the course of their consideration of the New Advisory Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the New Advisory Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the New Advisory Agreement, the Board, including the Independent Trustees, reviewed the board materials (the “Materials”) and other information provided in advance of the meeting from counsel, the Adviser, as well as from Henderson, including: (i) a copy of the form of New Advisory Agreement, with respect to the Adviser’s management of the assets of each New Portfolio; (ii) information describing the nature, quality and extent of the services that will be provided to each New Portfolio, and the fees that will be charged to the New Portfolios; (iii) information concerning the Adviser’s and Henderson’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Portfolio’s anticipated advisory fee and operating expenses; (v) information concerning the anticipated structure of the Adviser’s parent company as a result of the Merger; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also noted the information previously provided to the Board during 2016 related to the initial approvals of each New Portfolio.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including, among other matters:

• That the material terms regarding advisory services pursuant to the New Advisory Agreement are substantially identical to the terms of the current advisory agreement with the Adviser;

• That there is not expected to be any diminution in the nature, extent and quality of the services provided to the New Portfolios and their shareholders by the Adviser, including compliance services;

• The commitment of the Adviser to retain key personnel currently employed by the Adviser who provide services to the New Portfolios;

• That the manner in which each New Portfolio’s assets are managed would not change as a result of the Merger, and that the same portfolio managers managing each New Portfolio’s assets are expected to continue to do so after the Merger;

• The terms and conditions of the New Advisory Agreement, including the current advisory fee rates and operational expenses, are the same as the current fee rates under the current advisory agreement;

• That each New Portfolio’s expense ratios are not expected to increase as a result of the Merger or approval of the New Advisory Agreement;

22	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Additional Information (unaudited)

• That the fees and expense ratios of the New Portfolios relative to comparable investment companies continue to be reasonable given the quality of services provided;

• The history, reputation, qualification and background of Henderson, as well as its financial condition;

• The reputation, financial strength, corporate structure and capital resources of Henderson and its investment advisory subsidiaries and the anticipated financial strength of the post-merger parent of the Adviser (“Janus Henderson”);

• The long-term business goals of the Adviser and Henderson with respect to the New Portfolios;

• That, pursuant to the terms of the Merger, Henderson has acknowledged the Adviser’s reliance upon the benefits and protections provided by Section 15(f) and has agreed not to take, and to cause its affiliates not to take, any action that would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) not to be met in respect of the Merger;

• The provisions of the Merger Agreement that indicate that for a period of two years after the closing of the Merger, there shall not be imposed any “unfair burden” (as set forth and described in Section 15(f) of the 1940 Act) as a result of the Merger, or any express or implied terms, conditions or understandings applicable to the Merger;

• That shareholders would not bear any costs in connection with the Merger, that the Adviser will bear the costs, fees and expenses incurred by the New Portfolios in connection with the proxy statement, including all expenses in connection with the solicitation of proxies, the fees and expenses of attorneys relating to the Merger and proxy statement, and other fees and expenses incurred by the New Portfolios, if any, in connection with the Merger;

• The Adviser’s commitment to provide resources to the New Portfolios and the potential for increased distribution capabilities due to the anticipated increase of sales related resources and geographic scale resulting from as a result of the Merger, which have the potential to increase the assets of the New Portfolios, and which in turn could result in long-term economies of scale to the New Portfolios; and

• That the Adviser and Henderson would derive benefits from the Merger and that, as a result, they have a different financial interest in the matters that were being considered than do New Portfolio shareholders.

In connection with their consideration of the New Advisory Agreements on October 24, 2016, the Board noted that, in February 2016, the Board had initially approved the new Portfolios’ current investment advisory agreements. The Trustees considered that, in connection with the foregoing approvals, the Board had determined that the Adviser had the capabilities, resources and personnel necessary to provide the services to each New Portfolio as required under the current investment advisory agreement, and the advisory fee rates paid by each New Portfolio, taking into account the contractual expense limitations by the Adviser for each New Portfolio and the applicable caps on certain acquired fund fees and expenses, represented reasonable compensation to the Adviser in light of the services provided. The Trustees noted that the Board also considered the cost to the Adviser of providing those services, potential economies of scale as each New Portfolio’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as the Board had considered relevant in the exercise of their reasonable business judgment. The Board noted the Adviser’s confirmation that there had been no material changes to this information previously considered by the Board.

To inform their consideration of the New Advisory Agreement, the Independent Trustees received and considered responses by the Adviser and Henderson to inquiries requesting information regarding: Henderson’s structure, operations, financial resources and key personnel; the material aspects of the Merger, the proposed operations of Janus Henderson and its compliance program, code of ethics, trading policies and key management and investment personnel, including each New Portfolio’s portfolio managers; and anticipated changes to the management or operations of the Board and the New Portfolios, including, if applicable, any changes to the New Portfolios’ service providers, advisory fees and expense structure.

In considering the information and materials described above, the Independent Trustees received assistance from, and met separately with, independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of advisory agreements. The Board did not identify any particular information that was most relevant to its consideration to approve the New Advisory Agreement for each New Portfolio and each Trustee may have afforded different weight to the various factors. Legal counsel to the

Clayton Street Trust	23

Protective Life Dynamic Allocation Series - Conservative Portfolio

Additional Information (unaudited)

Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Advisory Agreement. In determining whether to approve the New Advisory Agreement, the Board considered the best interests of each New Portfolio separately.

In voting to approve the New Advisory Agreement, the Board considered the overall fairness of the New Advisory Agreement and factors it deemed relevant with respect to each New Portfolio, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Adviser, (ii) that the investment personnel who currently manage the New Portfolio s would continue to manage the New Portfolios as employees of the Adviser, (iii) that the fees and expenses of the New Portfolios after the Merger are expected to remain the same, (iv) the projected profitability of the New Portfolios to the Adviser and its affiliates; (v) whether the projected economies of scale would be realized as the New Portfolios grow and whether any breakpoints are appropriate at certain asset levels; and (vi) other benefits that may accrue to the Adviser from its relationship with the New Portfolios. The Board also considered that the Merger might not be consummated if the New Advisory Agreement was not approved by the Board and the shareholders of each New Portfolio.

Although not meant to be all-inclusive, set forth below is a description of the information and certain factors that were considered by the Board, including the Independent Trustees, in deciding to approve the New Advisory Agreement in respect of each New Portfolio:

The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.  In considering the nature, extent and quality of the services to be provided by the Adviser under the New Advisory Agreement, the Board considered that the terms of the New Advisory Agreement are substantially similar to the terms of the current advisory agreement. The Board considered that the level of service and manner in which each New Portfolio’s assets are managed were expected to remain the same.

The Board considered that, for a period of time after closing, the Adviser expects that the operations of the Adviser, as they relate to the New Portfolios, would be the same as those of the Adviser currently. The Board considered that the Adviser’s key personnel who provide services to the New Portfolios are expected to provide those same services after the Merger. The Board also noted that the Merger is not expected to result in any change in the structure or operations of the New Portfolios and that the Adviser does not currently anticipate any immediate changes to the New Portfolios’ key service providers.

In evaluating the Adviser, the Board considered the history, background, reputation and qualification of the Adviser and Henderson, as well as their personnel and Henderson’s financial condition. The Board considered that Henderson is a global asset management firm that was established in 1934, and that it has a long history of asset management around the world. The Board also considered the Adviser’s capabilities, experience, corporate structure and capital resources, as well as the Adviser’s long-term business goals with respect to the Merger and the New Portfolios.

Based on its consideration and review of the foregoing information, the Board determined that each New Portfolio was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on their experience, personnel, operations and resources.

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Portfolios; “fall-out” benefits.    The Board noted that the applicable contractual expense limitations by the Adviser for each New Portfolio, as well as the cap on certain acquired fund fees and expenses currently in place for each New Portfolio, will remain in place and unchanged under the New Advisory Agreement.

The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Portfolio, including operational costs. In addition, the Board discussed that the New Portfolios’ expenses were not expected to increase materially as a result of the Merger. The Board also noted that Henderson does not currently provide any investment management services to other variable insurance products. In light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the New Portfolios were fair and reasonable.

The extent to which economies of scale would be realized as the New Portfolios grow and whether fee levels would reflect such economies of scale.    The Board next discussed potential economies of scale. The Board discussed the promised continued commitment to expand the distribution of New Portfolio shares, and the potential for increased distribution capabilities as a result of the Merger, which have the potential to result in long-term economies of scale.

24	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Additional Information (unaudited)

The Board also noted that since the Trust is newly formed, the eventual aggregate amount of assets was uncertain, and therefore specific information concerning the extent to which economies of scale would be realized as each New Portfolio grows and whether fee levels would reflect such economies of scale, if any, was difficult to determine. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

Other benefits to the Adviser.    The Board considered other potential benefits that may accrue to the Adviser as a result of its relationship with the New Portfolios, which include reputational benefits that may enhance the Adviser’s ability to gain business opportunities from other clients.

Conclusion.    No single factor was determinative to the decision of the Board. Based on, but not limited to, the foregoing, and such other matters as were deemed relevant, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment.

After full consideration of the above factors, as well as other factors, the Trustees, with the Independent Trustees voting separately, determined to approve the New Advisory Agreement with respect to the New Portfolios.

Clayton Street Trust	25

Protective Life Dynamic Allocation Series - Conservative Portfolio

Useful Information About Your Portfolio Report (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2016. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

26	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

Clayton Street Trust	27

Protective Life Dynamic Allocation Series - Conservative Portfolio

Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

28	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Designation Requirements (unaudited)

For federal income tax purposes, the Portfolio designated the following for the period ended December 31, 2016:

Foreign Taxes Paid	$2,335
Foreign Source Income	$8,508

Clayton Street Trust	29

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 13 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

30	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange- Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	13	Lead Independent Trustee, Clough Funds Trust (investment company) (since 2015) and Independent Trustee, Elevation ETF Trust (investment company) (since 2016).

Clayton Street Trust	31

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (since 2015). Formerly, Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	13	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in banks and bank holdings companies) (since 2015). Formerly, Management Advisor, BoxCast, Inc. (technology start-up company) (2014 -2016) and Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	13	Director, State Farm Bank (banking) (since 2014).

32	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	12/15-Present	Executive Vice President and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker- dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	13	Director, Perkins Investment Management LLC (since 2014).

** Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

Clayton Street Trust	33

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present

President of Janus Capital Group Inc. and Janus Capital Management LLC (since 2013); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Executive Vice President and Working Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	2/16-Present

Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC; and Director of The Janus Foundation.

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.

34	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Kathryn L. Santoro 151 Detroit Street Denver, CO 80206 DOB: 1974	Vice President, Secretary and Chief Legal Counsel	1/17-Present

Vice President of Janus Capital and Janus Services LLC (since 2016). Formerly, Vice President and Associate Counsel of Curian Capital, LLC and Curian Clearing LLC (2013- 2016); and General Counsel and Secretary (2011-2012) and Vice President (2009-2012) of Old Mutual Capital, Inc.

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Clayton Street Trust	35

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes

NotesPage1

36	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Conservative Portfolio

Notes

NotesPage2

Clayton Street Trust	37

Please consider the charges, risks, expenses and investment objectives carefully before investing. For a prospectus containing this and other information, please call Janus at 877.33JANUS (52687) or download the file from janus.com/variable-insurance/clayton. Read it carefully before you invest or send money.

Janus is a registered trademark of Janus International Holding LLC. © Janus International Holding LLC. Protective and Protective Life are registered service marks of Protective Life Insurance Company Corporation.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Distributors LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus is not affiliated with Protective Life.

Investment products offered are:	NOT FDIC-INSURED	MAY LOSE VALUE	NO BANK GUARANTEE
C-0217-7520				109-02-93063 02-17

ANNUAL REPORT December 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Growth Portfolio

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on market signals, with a goal to grow assets over time while mitigating downside risk.

Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Growth Portfolio returned 7.20% from its inception date of April 7, 2016, through December 31, 2016. This compares with a return of 9.48% for its benchmark, the MSCI All Country World Index.

MARKET ENVIRONMENT

Global stocks registered steady gains over the period. The UK’s decision to leave the European Union (EU) in June’s “Brexit” referendum jolted markets, but investors soon regained their composure, sending shares higher. Later, the surprise election of Donald Trump to the U.S. presidency pushed U.S. equity benchmarks to record levels. A recovery in crude oil prices after an early-year plunge propelled energy stocks, resulting in the sector being among the year’s best performers. Other cyclical sectors also registered steady gains as investors expected that a Trump administration would champion pro-growth policies. Given the bias toward improving global growth, historically defensive sectors lagged the broader market. Smaller cap stocks largely exceeded gains registered by large-caps.

Early year volatility, capped by June’s Brexit vote, pushed yields on the 10-year U.S. Treasury down to 1.36%. They reversed course, however, as Federal Reserve (Fed) officials telegraphed their intent to raise interest rates, a step that occurred in December. The sell-off in Treasurys accelerated after November’s U.S. elections, with the yield on the 10-year note finishing the period at 2.44%. The risk-on environment caused spreads to narrow on both investment-grade and high-yield corporate credit.

PERFORMANCE DISCUSSION

For the period, underperformance was driven by negative returns in the Portfolio’s exposure to UK equities. While UK stocks recovered from their “Brexit” lows, they again came under pressure during the latter part of the period. Also weighing on performance was the Portfolio’s allocation toward stocks domiciled in the eurozone. This underperformance was partially offset by solid returns within the Portfolio’s large-cap and small-cap U.S. equity allocation.

Thank you for investing in Protective Life Dynamic Allocation Series – Growth Portfolio

Asset Allocation - (% of Net Assets)
Investment Companies	99.9%
Repurchase Agreements	2.7%
Other	(2.6)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

See important disclosures on the next page.

		Expense Ratios - per the April 6, 2016
Cumulative Total Return - for the period ended December 31, 2016		prospectus (estimated for the fiscal year)
	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Growth Portfolio	7.20%	1.90%	0.90%
MSCI All Country World Index	9.48%
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, Janus Capital has contractually agreed to through May 1, 2018.

Expense ratios shown reflect estimated annualized expenses that the Portfolio expects to incur during its initial fiscal year.

Performance for very short time periods may not be indicative of future performance.

A Portfolio’s performance may be affected by risks that include those associated with nondiversification, non-investment grade debt securities, high-yield/high-risk securities, undervalued or overlooked companies, investments in specific industries or countries and potential conflicts of interest. Additional risks to a Portfolio may also include, but are not limited to, those associated with investing in foreign securities, emerging markets, initial public offerings, real estate investment trusts (REITs), derivatives, short sales, commodity-linked investments and companies with relatively small market capitalizations. Each Portfolio has different risks. Please see a Janus prospectus for more information about risks, portfolio holdings and other details.

Performance of the Protective Life Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the Protective Life Dynamic Allocation Series Portfolios’ investment strategy will be successful under all or any market conditions. Janus Capital does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

Returns shown do not represent actual returns since they do not include insurance charges. Returns shown would have been lower had they included insurance charges.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

2	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Performance

Until three years from inception, Janus Capital may recover expenses previously waived or reimbursed if the expense ratio falls below certain limits.

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

A Portfolio’s portfolio may differ significantly from the securities held in an index. An index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Useful Information About Your Portfolio Report.”

* The Portfolio’s inception date – April 7, 2016

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Growth Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16 - 12/31/16)†	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16 - 12/31/16)†	Net Annualized Expense Ratio (7/1/16 - 12/31/16)
	$1,000.00	$1,068.80	$3.80	$1,000.00	$1,021.47	$3.71	0.73%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Schedule of Investments

December 31, 2016

Shares or Principal Amounts		Value
Investment Companies – 99.9%
Exchange-Traded Funds (ETFs) – 99.9%
iShares MSCI All Country Asia ex Japan	14,773	$811,481
iShares MSCI Japan	18,031	880,995
iShares MSCI United Kingdom	54,989	1,687,612
iShares Russell 2000	21,487	2,897,523
Powershares QQQ Trust Series 1	22,421	2,656,440
SPDR EURO STOXX 50	53,207	1,780,306
SPDR S&P 500 Trust	32,938	7,362,631
Total Investment Companies (cost $17,462,924)		18,076,988
Repurchase Agreements – 2.7%
Undivided interest of 0.7% in a joint repurchase agreement (principal amount $71,300,000 with a maturity value of $71,304,088) with Credit Agricole, New York, 0.5160%, dated 12/30/16, maturing 1/3/17 to be repurchased at $500,029 collateralized by $74,246,900 in U.S. Treasuries 2.1250%, 5/15/25 with a value of $72,726,069 (cost $500,000)	$500,000	500,000
Total Investments (total cost $17,962,924) – 102.6%		18,576,988
Liabilities, net of Cash, Receivables and Other Assets – (2.6)%		(475,720)
Net Assets – 100%		$18,101,268

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$16,008,381	86.2%
United Kingdom	1,687,612	9.1
Japan	880,995	4.7

Total	$18,576,988	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Clayton Street Trust	5

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM An unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

SPDR	Standard & Poor's Depositary Receipt

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2016. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities
Investment Companies	$18,076,988	$-	$-
Repurchase Agreements	-	500,000	-
Total Assets	$18,076,988	$500,000	$-

6	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Assets and Liabilities

December 31, 2016

Assets:
Investments, at cost(1)	$17,962,924
Investments, at value	18,076,988
Repurchase agreements, at value	500,000
Cash	16,424
Receivables:
Dividends	41,178
Portfolio shares sold	23,331
Due from adviser	12,521
Investments sold	6,978
Total Assets	18,677,420
Liabilities:
Payables:	—
Investments purchased	537,816
Professional fees	22,454
Advisory fees	6,241
12b-1 Distribution and shareholder servicing fees	3,901
Non-interested Trustees' fees and expenses	3,078
Transfer agent fees and expenses	1,743
Custodian fees	198
Portfolio shares repurchased	168
Accrued expenses and other payables	553
Total Liabilities	576,152
Net Assets	$18,101,268
Net Assets Consist of:
Capital (par value and paid-in surplus)	$17,519,827
Undistributed net investment income/(loss)	98,903
Undistributed net realized gain/(loss) from investments	(131,526)
Unrealized net appreciation/(depreciation) of investments	614,064
Total Net Assets	$18,101,268
Net Assets	$18,101,268
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,688,767
Net Asset Value Per Share	$10.72

(1) Includes cost of repurchase agreements of $500,000.

See Notes to Financial Statements.

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Operations

For the period ended December 31, 2016(1)

Investment Income:
Dividends	$136,852
Interest	2,206
Other income	99
Total Investment Income	139,157
Expenses:
Advisory fees	22,482
12b-1 Distribution and shareholder servicing fees	14,051
Transfer agent administrative fees and expenses	5,620
Other transfer agent fees and expenses	793
Professional fees	59,493
Initial organization and offering costs	25,817
Portfolio administration fees	17,879
Insurance Expense	17,425
Non-interested Trustees’ fees and expenses	10,214
Custodian fees	2,027
Shareholder reports expense	1,300
Other expenses	1,870
Total Expenses	178,971
Less: Excess Expense Reimbursement	(138,717)
Net Expenses	40,254
Net Investment Income/(Loss)	98,903
Net Realized Gain/(Loss) on Investments:
Investments	(131,526)
Total Net Realized Gain/(Loss) on Investments	(131,526)
Change in Unrealized Net Appreciation/Depreciation:
Investments	614,064
Total Change in Unrealized Net Appreciation/Depreciation	614,064
Net Increase/(Decrease) in Net Assets Resulting from Operations	$581,441

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

8	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Statement of Changes in Net Assets

Period ended December 31, 2016(1)

Operations:
Net investment income/(loss)	$98,903
Net realized gain/(loss) on investments	(131,526)
Change in unrealized net appreciation/depreciation	614,064
Net Increase/(Decrease) in Net Assets Resulting from Operations	581,441
Capital Shares Transactions	17,519,827
Net Increase/(Decrease) in Net Assets	18,101,268
Net Assets:
Beginning of period	—
End of period	$18,101,268

Undistributed Net Investment Income/(Loss)	$98,903

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Growth Portfolio

Financial Highlights

For a share outstanding during the period ended December 31	2016(1)
Net Asset Value, Beginning of Period	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.13
Net realized and unrealized gain/(loss)	0.59
Total from Investment Operations	0.72
Less Dividends and Distributions:
Dividends (from net investment income)	—
Distributions (from capital gains)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$10.72
Total Return*	7.20%
Net Assets, End of Period (in thousands)	$18,101
Average Net Assets for the Period (in thousands)	$7,512
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	3.24%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.73%
Ratio of Net Investment Income/(Loss)(3)	1.79%
Portfolio Turnover Rate	46%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

10	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Growth Portfolio (the “Portfolio”) is a series fund. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Portfolio is part of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers three Portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately100% global equity investments . Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Clayton Street Trust	11

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Initial Organization and Offering Costs

Organization costs paid in connection with the organization of the Portfolio are expensed at the time the Portfolio commences operations or as incurred thereafter. Offering costs paid in connection with the initial offering of shares are amortized using a straight-line basis over the first 12 months from the time the Portfolio commences. Amortized offering cost amounts and organization costs expensed are shown as “Initial organization and offering costs” on the Statement of Operations. Amounts remaining to be amortized, if any, are shown as “Initial offering costs” in the asset section of the Statement of Assets and Liabilities.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

12	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or

Clayton Street Trust	13

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

14	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$500,000	$—	$(500,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2018. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations, which could then be considered a deferral. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended December 31, 2016, Janus Capital reimbursed the Portfolio $138,717 of fees and expenses that are eligible for recoupment. As of December 31, 2016, the aggregate amount of recoupment that may potentially be made to Janus Capital is $138,717. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its

Clayton Street Trust	15

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust’s distributor, Janus Distributors LLC (“Janus Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution fees and shareholder servicing fees” in the Statement of Operations.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Portfolio also pays for salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Portfolio administration fees” on the Statement of Operations. Some expenses related to compensation payable to the Portfolio's Chief Compliance Officer and compliance staff are shared with the Portfolio. Total compensation of $114 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2016. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital Management LLC in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2016, the Portfolio engaged in cross trades amounting to $785,213 in purchases and $309,971 in sales, resulting in a net realized loss of $471. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

16	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

			Loss Deferrals		Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Late-Year Ordinary Loss	Post-October Capital Loss	to Tax Differences	Appreciation/ (Depreciation)
$ 98,903	$ -	$ (50,316)	$ -	$ -	$ -	$ 532,854

Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2016, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the period ended December 31, 2016
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (50,316)	$ -	$ (50,316)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 18,044,134	$ 607,163	$ (74,309)	$ 532,854

5. Capital Share Transactions

	Period ended December 31, 2016(1)
	Shares	Amount

Shares sold	1,747,004	$18,132,702
Reinvested dividends and distributions	-	-
Shares repurchased	(58,237)	(612,875)
Net Increase/(Decrease)	1,688,767	$17,519,827
(1)	Period from April 7, 2016 (inception date) through December 31, 2016.

Clayton Street Trust	17

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$20,696,946	$ 3,102,497	$ -	$ -

7. Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Portfolio and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Board of Trustees of the Portfolio (the “Board of Trustees”) approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders and contract owners of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2016 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

18	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes to Financial Statements

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series – Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Protective Life Dynamic Allocation Series – Growth Portfolio (one of the portfolios constituting Clayton Street Trust, hereafter referred to as the "Portfolio") as of December 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the period April 7, 2016 (commencement of operations) through December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

Denver, Colorado
February 10, 2017

Clayton Street Trust	19

Protective Life Dynamic Allocation Series - Growth Portfolio

Independent Auditor’s Report

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Clayton Street Trust (the “Trust”), the majority of whom serve as “independent” Trustees (the “Independent Trustees”) met on February 3, 2016 to consider the proposed investment advisory agreement (the “Investment Advisory Agreement”) for Protective Life Dynamic Allocation Series – Conservative Portfolio, Protective Life Dynamic Allocation Series – Moderate Portfolio, and Protective Life Dynamic Allocation Series – Growth Portfolio (each a “New Portfolio” and collectively, the “New Portfolios”). In the course of their consideration of the Investment Advisory Agreement, the Trustees met in executive session and were advised by their independent legal counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Advisory Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Board Materials and other information from counsel and from Janus Capital Management LLC, the investment adviser (the “Adviser”), including: (i) a copy of the form of Investment Advisory Agreement, with respect to the Adviser’s management of the assets of each New Portfolio; (ii) information describing the nature, extent and quality of the services that the Adviser will provide to the New Portfolios, and the fees the Adviser will charge to the New Portfolios; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Portfolio’s anticipated advisory fee and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the advisory fees and expenses of the New Portfolios to those from fund complexes that were defined as competitors.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: the nature, extent and quality of the services to be provided to each New Portfolio by the Adviser; the Advisers’ personnel and operations; each New Portfolio’s proposed expense level; the anticipated profitability to the Adviser under the Investment Advisory Agreement at certain asset levels; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each New Portfolio’s expenses; and possible conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New Portfolios. They recognized that two affiliates of the Adviser would separately serve each New Portfolio as transfer agent and distributor, respectively. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each New Portfolio therefor, the New Portfolios and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the success of the New Portfolios could attract other business to the Adviser or other Janus funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the New Portfolios.

The Board, including the Independent Trustees, considered the following in respect of each New Portfolio:

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services to be provided by the Adviser, taking into account the investment objective and strategies of each New Portfolio and the similar types of services currently provided by the Adviser to other funds in the fund complex. In addition, the Trustees reviewed the resources and key personnel of the Adviser that will be providing investment and risk management services to each New Portfolio. The Trustees also considered other services provided to each New Portfolio by the Adviser, such as managing the execution of portfolio

20	December 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

transactions and the broker selection process. The Trustees considered the Adviser’s role as administrator to each New Portfolio, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to each New Portfolio’s investment restrictions, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of each New Portfolio and with applicable securities laws and regulations.

The Trustees concluded that the nature, extent, and quality of the services to be provided by the Adviser were appropriate and consistent with the terms of the proposed Investment Advisory Agreement. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve each New Portfolio effectively.

Costs of Services Provided

The Trustees noted the information regarding the proposed fees and expenses of each New Portfolio in comparison to similar information for other comparable funds. With regard to each New Portfolio, the Board noted the following:

The Board noted that the Adviser was recommending a management fee that was lower than each New Portfolio’s respective peer group median, and that each New Portfolio’s total expense ratio was lower than each respective peer group’s median. The Board also noted that the Adviser had agreed to cap certain acquired fund fees and expenses for each New Portfolio.

The Trustees concluded that the proposed annual advisory fee rate to be paid by each New Portfolio was reasonable in relation to the nature, extent and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and the expense limitations proposed by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of each New Portfolio increase. The Trustees noted that each New Portfolio is part of the overall Janus funds complex, which means, among other things, that each New Portfolio shares directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus funds.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationship with each New Portfolio. They recognized that two affiliates of Janus Capital will separately serve each New Portfolio as transfer agent and distributor, respectively. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements, and the fees to be paid by each New Portfolio under those agreements, each New Portfolio and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the New Portfolio could attract other business to the Adviser or other Janus funds, and that the success of the Adviser could enhance its ability to serve each New Portfolio.

Conclusion

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to each New Portfolio, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar actual or anticipated size. As a result, the Board concluded that the initial approval of the proposed Investment Advisory Agreement was in the best interests of each New Portfolio.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the Investment Advisory Agreement for each New Portfolio. The Board also considered and determined that the services provided by the Adviser to the New Portfolios were in addition to, rather than duplicative of, services provided under the advisory contracts of the underlying exchange traded funds in which each New Portfolio intended to invest.

Clayton Street Trust	21

Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD WITH THE ADVISER POST-MERGER

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the New Portfolios (the “Adviser”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the business combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The Trustees of the Trust, the majority of which are Independent Trustees, met on October 24, 2016, at an in person meeting called for the purpose of considering the proposed investment advisory agreements (the “New Advisory Agreements”) between the Adviser and the Trust acting on behalf of each of the New Portfolios, and at meetings held at various times in advance of that date. The Independent Trustees met with representatives of the Adviser to discuss the anticipated effects of the Merger. During these meetings, the Adviser indicated its belief that the Merger would not adversely affect the continued operation of the New Portfolios or the capabilities of the investment advisory personnel who currently manage the New Portfolios to continue to provide these and other services to the New Portfolios at the current levels. The Adviser also indicated that it believed that the Merger could provide certain benefits to the New Portfolios but that there could be no assurance as to any particular benefits that might result. In considering the New Advisory Agreements, the Trustees took the new, post-Merger capital structure of the Adviser into account.

In the course of their consideration of the New Advisory Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the New Advisory Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the New Advisory Agreement, the Board, including the Independent Trustees, reviewed the board materials (the “Materials”) and other information provided in advance of the meeting from counsel, the Adviser, as well as from Henderson, including: (i) a copy of the form of New Advisory Agreement, with respect to the Adviser’s management of the assets of each New Portfolio; (ii) information describing the nature, quality and extent of the services that will be provided to each New Portfolio, and the fees that will be charged to the New Portfolios; (iii) information concerning the Adviser’s and Henderson’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Portfolio’s anticipated advisory fee and operating expenses; (v) information concerning the anticipated structure of the Adviser’s parent company as a result of the Merger; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also noted the information previously provided to the Board during 2016 related to the initial approvals of each New Portfolio.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including, among other matters:

• That the material terms regarding advisory services pursuant to the New Advisory Agreement are substantially identical to the terms of the current advisory agreement with the Adviser;

• That there is not expected to be any diminution in the nature, extent and quality of the services provided to the New Portfolios and their shareholders by the Adviser, including compliance services;

• The commitment of the Adviser to retain key personnel currently employed by the Adviser who provide services to the New Portfolios;

• That the manner in which each New Portfolio’s assets are managed would not change as a result of the Merger, and that the same portfolio managers managing each New Portfolio’s assets are expected to continue to do so after the Merger;

• The terms and conditions of the New Advisory Agreement, including the current advisory fee rates and operational expenses, are the same as the current fee rates under the current advisory agreement;

• That each New Portfolio’s expense ratios are not expected to increase as a result of the Merger or approval of the New Advisory Agreement;

22	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

• That the fees and expense ratios of the New Portfolios relative to comparable investment companies continue to be reasonable given the quality of services provided;

• The history, reputation, qualification and background of Henderson, as well as its financial condition;

• The reputation, financial strength, corporate structure and capital resources of Henderson and its investment advisory subsidiaries and the anticipated financial strength of the post-merger parent of the Adviser (“Janus Henderson”);

• The long-term business goals of the Adviser and Henderson with respect to the New Portfolios;

• That, pursuant to the terms of the Merger, Henderson has acknowledged the Adviser’s reliance upon the benefits and protections provided by Section 15(f) and has agreed not to take, and to cause its affiliates not to take, any action that would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) not to be met in respect of the Merger;

• The provisions of the Merger Agreement that indicate that for a period of two years after the closing of the Merger, there shall not be imposed any “unfair burden” (as set forth and described in Section 15(f) of the 1940 Act) as a result of the Merger, or any express or implied terms, conditions or understandings applicable to the Merger;

• That shareholders would not bear any costs in connection with the Merger, that the Adviser will bear the costs, fees and expenses incurred by the New Portfolios in connection with the proxy statement, including all expenses in connection with the solicitation of proxies, the fees and expenses of attorneys relating to the Merger and proxy statement, and other fees and expenses incurred by the New Portfolios, if any, in connection with the Merger;

• The Adviser’s commitment to provide resources to the New Portfolios and the potential for increased distribution capabilities due to the anticipated increase of sales related resources and geographic scale resulting from as a result of the Merger, which have the potential to increase the assets of the New Portfolios, and which in turn could result in long-term economies of scale to the New Portfolios; and

• That the Adviser and Henderson would derive benefits from the Merger and that, as a result, they have a different financial interest in the matters that were being considered than do New Portfolio shareholders.

In connection with their consideration of the New Advisory Agreements on October 24, 2016, the Board noted that, in February 2016, the Board had initially approved the new Portfolios’ current investment advisory agreements. The Trustees considered that, in connection with the foregoing approvals, the Board had determined that the Adviser had the capabilities, resources and personnel necessary to provide the services to each New Portfolio as required under the current investment advisory agreement, and the advisory fee rates paid by each New Portfolio, taking into account the contractual expense limitations by the Adviser for each New Portfolio and the applicable caps on certain acquired fund fees and expenses, represented reasonable compensation to the Adviser in light of the services provided. The Trustees noted that the Board also considered the cost to the Adviser of providing those services, potential economies of scale as each New Portfolio’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as the Board had considered relevant in the exercise of their reasonable business judgment. The Board noted the Adviser’s confirmation that there had been no material changes to this information previously considered by the Board.

To inform their consideration of the New Advisory Agreement, the Independent Trustees received and considered responses by the Adviser and Henderson to inquiries requesting information regarding: Henderson’s structure, operations, financial resources and key personnel; the material aspects of the Merger, the proposed operations of Janus Henderson and its compliance program, code of ethics, trading policies and key management and investment personnel, including each New Portfolio’s portfolio managers; and anticipated changes to the management or operations of the Board and the New Portfolios, including, if applicable, any changes to the New Portfolios’ service providers, advisory fees and expense structure.

In considering the information and materials described above, the Independent Trustees received assistance from, and met separately with, independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of advisory agreements. The Board did not identify any particular information that was most relevant to its consideration to approve the New Advisory Agreement for each New Portfolio and each Trustee may have afforded different weight to the various factors. Legal counsel to the

Clayton Street Trust	23

Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Advisory Agreement. In determining whether to approve the New Advisory Agreement, the Board considered the best interests of each New Portfolio separately.

In voting to approve the New Advisory Agreement, the Board considered the overall fairness of the New Advisory Agreement and factors it deemed relevant with respect to each New Portfolio, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Adviser, (ii) that the investment personnel who currently manage the New Portfolio s would continue to manage the New Portfolios as employees of the Adviser, (iii) that the fees and expenses of the New Portfolios after the Merger are expected to remain the same, (iv) the projected profitability of the New Portfolios to the Adviser and its affiliates; (v) whether the projected economies of scale would be realized as the New Portfolios grow and whether any breakpoints are appropriate at certain asset levels; and (vi) other benefits that may accrue to the Adviser from its relationship with the New Portfolios. The Board also considered that the Merger might not be consummated if the New Advisory Agreement was not approved by the Board and the shareholders of each New Portfolio.

Although not meant to be all-inclusive, set forth below is a description of the information and certain factors that were considered by the Board, including the Independent Trustees, in deciding to approve the New Advisory Agreement in respect of each New Portfolio:

The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.  In considering the nature, extent and quality of the services to be provided by the Adviser under the New Advisory Agreement, the Board considered that the terms of the New Advisory Agreement are substantially similar to the terms of the current advisory agreement. The Board considered that the level of service and manner in which each New Portfolio’s assets are managed were expected to remain the same.

The Board considered that, for a period of time after closing, the Adviser expects that the operations of the Adviser, as they relate to the New Portfolios, would be the same as those of the Adviser currently. The Board considered that the Adviser’s key personnel who provide services to the New Portfolios are expected to provide those same services after the Merger. The Board also noted that the Merger is not expected to result in any change in the structure or operations of the New Portfolios and that the Adviser does not currently anticipate any immediate changes to the New Portfolios’ key service providers.

In evaluating the Adviser, the Board considered the history, background, reputation and qualification of the Adviser and Henderson, as well as their personnel and Henderson’s financial condition. The Board considered that Henderson is a global asset management firm that was established in 1934, and that it has a long history of asset management around the world. The Board also considered the Adviser’s capabilities, experience, corporate structure and capital resources, as well as the Adviser’s long-term business goals with respect to the Merger and the New Portfolios.

Based on its consideration and review of the foregoing information, the Board determined that each New Portfolio was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on their experience, personnel, operations and resources.

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Portfolios; “fall-out” benefits.    The Board noted that the applicable contractual expense limitations by the Adviser for each New Portfolio, as well as the cap on certain acquired fund fees and expenses currently in place for each New Portfolio, will remain in place and unchanged under the New Advisory Agreement.

The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Portfolio, including operational costs. In addition, the Board discussed that the New Portfolios’ expenses were not expected to increase materially as a result of the Merger. The Board also noted that Henderson does not currently provide any investment management services to other variable insurance products. In light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the New Portfolios were fair and reasonable.

The extent to which economies of scale would be realized as the New Portfolios grow and whether fee levels would reflect such economies of scale.    The Board next discussed potential economies of scale. The Board discussed the promised continued commitment to expand the distribution of New Portfolio shares, and the potential for increased distribution capabilities as a result of the Merger, which have the potential to result in long-term economies of scale.

24	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

The Board also noted that since the Trust is newly formed, the eventual aggregate amount of assets was uncertain, and therefore specific information concerning the extent to which economies of scale would be realized as each New Portfolio grows and whether fee levels would reflect such economies of scale, if any, was difficult to determine. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

Other benefits to the Adviser.    The Board considered other potential benefits that may accrue to the Adviser as a result of its relationship with the New Portfolios, which include reputational benefits that may enhance the Adviser’s ability to gain business opportunities from other clients.

Conclusion.    No single factor was determinative to the decision of the Board. Based on, but not limited to, the foregoing, and such other matters as were deemed relevant, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment.

After full consideration of the above factors, as well as other factors, the Trustees, with the Independent Trustees voting separately, determined to approve the New Advisory Agreement with respect to the New Portfolios.

Clayton Street Trust	25

Protective Life Dynamic Allocation Series - Growth Portfolio

Additional Information (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2016. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

26	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

Clayton Street Trust	27

Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

28	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Useful Information About Your Portfolio Report (unaudited)

For federal income tax purposes, the Portfolio designated the following for the period ended December 31, 2016:

Foreign Taxes Paid	$9,274
Foreign Source Income	$34,174

Clayton Street Trust	29

Protective Life Dynamic Allocation Series - Growth Portfolio

Designation Requirements (unaudited)

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 13 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

30	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange- Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	13	Lead Independent Trustee, Clough Funds Trust (investment company) (since 2015) and Independent Trustee, Elevation ETF Trust (investment company) (since 2016).

Clayton Street Trust	31

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (since 2015). Formerly, Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	13	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in banks and bank holdings companies) (since 2015). Formerly, Management Advisor, BoxCast, Inc. (technology start-up company) (2014 -2016) and Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	13	Director, State Farm Bank (banking) (since 2014).

32	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	12/15-Present	Executive Vice President and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker- dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	13	Director, Perkins Investment Management LLC (since 2014).

** Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

Clayton Street Trust	33

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present

President of Janus Capital Group Inc. and Janus Capital Management LLC (since 2013); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Executive Vice President and Working Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	2/16-Present

Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC; and Director of The Janus Foundation.

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.

34	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Kathryn L. Santoro 151 Detroit Street Denver, CO 80206 DOB: 1974	Vice President, Secretary and Chief Legal Counsel	1/17-Present

Vice President of Janus Capital and Janus Services LLC (since 2016). Formerly, Vice President and Associate Counsel of Curian Capital, LLC and Curian Clearing LLC (2013- 2016); and General Counsel and Secretary (2011-2012) and Vice President (2009-2012) of Old Mutual Capital, Inc.

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Clayton Street Trust	35

Protective Life Dynamic Allocation Series - Growth Portfolio

Trustees and Officers (unaudited)

NotesPage1

36	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes

NotesPage2

Clayton Street Trust	37

Protective Life Dynamic Allocation Series - Growth Portfolio

Notes

Please consider the charges, risks, expenses and investment objectives carefully before investing. For a prospectus containing this and other information, please call Janus at 877.33JANUS (52687) or download the file from janus.com/variable-insurance/clayton. Read it carefully before you invest or send money.

Janus is a registered trademark of Janus International Holding LLC. © Janus International Holding LLC. Protective and Protective Life are registered service marks of Protective Life Insurance Company Corporation.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Distributors LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus is not affiliated with Protective Life.

Investment products offered are:	NOT FDIC-INSURED	MAY LOSE VALUE	NO BANK GUARANTEE
C-0217-7523				109-02-93065 02-17

38	DECEMBER 31, 2016

ANNUAL REPORT December 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Clayton Street Trust

HIGHLIGHTS • Portfolio management perspective • Investment strategy behind your portfolio • Portfolio performance, characteristics and holdings

Protective Life Dynamic Allocation Series - Moderate Portfolio

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

PORTFOLIO SNAPSHOT

This global asset allocation portfolio can help investors remove the emotion from investing by following a rules-based asset allocation process. The Portfolio looks to shift equity allocations to and from cash weekly based on market signals, with a goal to grow assets over time while mitigating downside risk.

Benjamin Wang co-portfolio manager	Scott M. Weiner co-portfolio manager

PERFORMANCE OVERVIEW

Protective Life Dynamic Allocation Series – Moderate Portfolio returned 4.30% from its inception date of April 7, 2016, through December 31, 2016. This compares with a return of 9.48% for its benchmark, the MSCI All Country World Index, and 5.81% for its secondary benchmark, The Protective Life Moderate Allocation Index.

MARKET ENVIRONMENT

Global stocks registered steady gains over the period. The UK’s decision to leave the European Union (EU) in June’s “Brexit” referendum jolted markets, but investors soon regained their composure, sending shares higher. Later, the surprise election of Donald Trump to the U.S. presidency pushed U.S. equity benchmarks to record levels. A recovery in crude oil prices after an early-year plunge propelled energy stocks, resulting in the sector being among the year’s best performers. Other cyclical sectors also registered steady gains as investors expected that a Trump administration would champion pro-growth policies. Given the bias toward improving global growth, historically defensive sectors lagged the broader market. Smaller cap stocks largely exceeded gains registered by large-caps.

Early year volatility, capped by June’s Brexit vote, pushed yields on the 10-year U.S. Treasury down to 1.36%. They reversed course, however, as Federal Reserve (Fed) officials telegraphed their intent to raise interest rates, a step that occurred in December. The sell-off in Treasurys accelerated after November’s U.S. elections, with the yield on the 10-year note finishing the period at 2.44%. The risk-on environment caused spreads to narrow on both investment-grade and high-yield corporate credit.

PERFORMANCE DISCUSSION

For the period, underperformance was driven by negative returns in the Portfolio’s exposure to UK equities. While UK stocks recovered from their “Brexit” lows, they again came under pressure during the latter part of the period. Also weighing on performance was the Portfolio’s fixed income holdings. U.S. interest rates sold off significantly during the latter two months of the year as investors coalesced around elevated domestic growth expectations. This underperformance was partially offset by solid returns within the Portfolio’s large-cap and small-cap U.S. equity allocation.

Thank you for investing in Protective Life Dynamic Allocation Portfolio Series – Moderate Portfolio.

Asset Allocation - (% of Net Assets)
Investment Companies	100.5%
Repurchase Agreements	2.8%
Other	(3.3)%
100.0%

Clayton Street Trust	1

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

See important disclosures on the next page.

		Expense Ratios - per the April 6, 2016
Cumulative Total Return - for the period ended December 31, 2016		prospectus (estimated for the fiscal year)
	Since Inception*	Total Annual Fund Operating Expenses	Net Annual Fund Operating Expenses
Protective Life Dynamic Allocation Series - Moderate Portfolio	4.30%	1.88%	0.90%
MSCI All Country World Index	9.48%
Protective Life Moderate Allocation Index	5.81%
Returns quoted are past performance and do not guarantee future results; current performance may be lower or higher. Investment returns and principal value will vary; there may be a gain or loss when shares are sold. For the most recent month-end performance call 800.456.6330.
Net expense ratios reflect the expense waiver, if any, Janus Capital has contractually agreed to through May 1, 2018.

Expense ratios shown reflect estimated annualized expenses that the Portfolio expects to incur during its initial fiscal year.

Performance for very short time periods may not be indicative of future performance.

A Portfolio’s performance may be affected by risks that include those associated with nondiversification, non-investment grade debt securities, high-yield/high-risk securities, undervalued or overlooked companies, investments in specific industries or countries and potential conflicts of interest. Additional risks to a Portfolio may also include, but are not limited to, those associated with investing in foreign securities, emerging markets, initial public offerings, real estate investment trusts (REITs), derivatives, short sales, commodity-linked investments and companies with relatively small market capitalizations. Each Portfolio has different risks. Please see a Janus prospectus for more information about risks, portfolio holdings and other details.

Performance of the Protective Life Dynamic Allocation Series Portfolios depends on that of the underlying funds. They are subject to risk with respect to the aggregation of holdings of underlying funds which may result in increased volatility as a result of indirectly having concentrated assets in a particular industry, geographical sector, or single company.

No assurance can be given that the Protective Life Dynamic Allocation Series Portfolios’ investment strategy will be successful under all or any market conditions. Janus Capital does not have prior experience using the methodology, a proprietary methodology co-developed by Janus Capital and Protective Life Insurance Company. Although it is designed to achieve the Portfolios’ investment objectives, there is no guarantee that it will achieve the desired results.

Returns shown do not represent actual returns since they do not include insurance charges. Returns shown would have been lower had they included insurance charges.

Returns include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

See Financial Highlights for actual expense ratios during the reporting period.

Until three years from inception, Janus Capital may recover expenses previously waived or reimbursed if the expense ratio falls below certain limits.

2	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Performance

There is no assurance that the investment process will consistently lead to successful investing.

See Notes to Schedule of Investments and Other Information for index definitions.

A Portfolio’s portfolio may differ significantly from the securities held in an index. An index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with the active management of an actual portfolio.

See “Useful Information About Your Portfolio Report.”

*The Portfolio’s inception date – April 7, 2016

Clayton Street Trust	3

Protective Life Dynamic Allocation Series - Moderate Portfolio (unaudited)

Expense Examples

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; 12b-1 distribution and shareholder servicing fees; transfer agent fees and expenses payable pursuant to the Transfer Agency Agreement; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The example is based upon an investment of $1,000 invested at the beginning of the period and held for the six-months indicated, unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based upon the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Additionally, for an analysis of the fees associated with an investment in the Portfolio or other similar funds, please visit www.finra.org/fundanalyzer.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as any charges at the separate account level or contract level. These fees are fully described in the Portfolio’s prospectus. Therefore, the hypothetical examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16 - 12/31/16)†	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period (7/1/16 - 12/31/16)†	Net Annualized Expense Ratio (7/1/16 - 12/31/16)
	$1,000.00	$1,033.70	$3.94	$1,000.00	$1,021.27	$3.91	0.77%
†

Expenses Paid During Period is equal to the Net Annualized Expense Ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Portfolio’s prospectus for more information regarding waivers and/or reimbursements.

4	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Schedule of Investments

December 31, 2016

Shares or Principal Amounts		Value
Investment Companies – 100.5%
Exchange-Traded Funds (ETFs) – 100.5%
iShares Core US Aggregate Bond	77,829	$8,410,202
iShares MSCI All Country Asia ex Japan	13,582	746,059
iShares MSCI Japan	16,286	795,734
iShares MSCI United Kingdom	50,276	1,542,971
iShares Russell 2000	19,551	2,636,452
Powershares QQQ Trust Series 1	20,422	2,419,599
SPDR EURO STOXX 50	48,437	1,620,702
SPDR S&P 500 Trust	29,997	6,705,229
Total Investment Companies (cost $24,525,266)		24,876,948
Repurchase Agreements – 2.8%
Undivided interest of 1.0% in a joint repurchase agreement (principal amount $71,300,000 with a maturity value of $71,304,088) with Credit Agricole, New York, 0.5160%, dated 12/30/16, maturing 1/3/17 to be repurchased at $700,040 collateralized by $74,246,900 in U.S. Treasuries 2.1250%, 5/15/25 with a value of $72,726,069 (cost $700,000)	$700,000	700,000
Total Investments (total cost $25,225,266) – 103.3%		25,576,948
Liabilities, net of Cash, Receivables and Other Assets – (3.3)%		(814,954)
Net Assets – 100%		$24,761,994

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$23,238,243	90.9%
United Kingdom	1,542,971	6.0
Japan	795,734	3.1

Total	$25,576,948	100.0%

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.

Clayton Street Trust	5

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Schedule of Investments and Other Information

MSCI All Country World IndexSM

An unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

Protective Life Moderate Allocation Index	An internally-calculated, hypothetical combination of total returns from the MSCI All Country World Index (65%) and the Bloomberg Barclays Global Aggregate Bond Index (35%).

SPDR	Standard & Poor's Depositary Receipt

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of December 31, 2016. See Notes to Financial Statements for more information.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quotes Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Investment Companies	$24,876,948	$-	$-
Repurchase Agreements	-	700,000	-
Total Assets	$24,876,948	$700,000	$-

6	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Assets and Liabilities

December 31, 2016

Assets:
Investments, at cost(1)	$25,225,266
Investments, at value	24,876,948
Repurchase agreements, at value	700,000
Cash	40,410
Receivables:
Dividends	37,339
Due from adviser	18,636
Investments sold	5,792
Total Assets	25,679,125
Liabilities:
Payables:	—
Investments purchased	759,714
Portfolio shares repurchased	114,542
Professional fees	22,732
Advisory fees	8,429
12b-1 Distribution and shareholder servicing fees	5,268
Non-interested Trustees' fees and expenses	3,286
Transfer agent fees and expenses	2,290
Custodian fees	325
Accrued expenses and other payables	545
Total Liabilities	917,131
Net Assets	$24,761,994
Net Assets Consist of:
Capital (par value and paid-in surplus)	$24,426,004
Undistributed net investment income/(loss)	141,544
Undistributed net realized gain/(loss) from investments	(157,236)
Unrealized net appreciation/(depreciation) of investments	351,682
Total Net Assets	$24,761,994
Net Assets	$24,761,994
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,375,058
Net Asset Value Per Share	$10.43

(1) Includes cost of repurchase agreements of $700,000.

See Notes to Financial Statements.

Clayton Street Trust	7

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Operations

For the period ended December 31, 2016(1)

Investment Income:
Dividends	$202,044
Interest	2,648
Other income	233
Total Investment Income	204,925
Expenses:
Advisory fees	33,310
12b-1 Distribution and shareholder servicing fees	20,819
Transfer agent administrative fees and expenses	8,327
Other transfer agent fees and expenses	793
Professional fees	76,745
Initial organization and offering costs	25,817
Portfolio administration fees	17,879
Insurance Expense	17,425
Non-interested Trustees’ fees and expenses	15,287
Custodian fees	2,537
Shareholder reports expense	1,300
Other expenses	1,921
Total Expenses	222,160
Less: Excess Expense Reimbursement	(158,779)
Net Expenses	63,381
Net Investment Income/(Loss)	141,544
Net Realized Gain/(Loss) on Investments:
Investments	(157,236)
Total Net Realized Gain/(Loss) on Investments	(157,236)
Change in Unrealized Net Appreciation/Depreciation:
Investments	351,682
Total Change in Unrealized Net Appreciation/Depreciation	351,682
Net Increase/(Decrease) in Net Assets Resulting from Operations	$335,990

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

8	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Statement of Changes in Net Assets

Period ended December 31, 2016(1)

Operations:
Net investment income/(loss)	$141,544
Net realized gain/(loss) on investments	(157,236)
Change in unrealized net appreciation/depreciation	351,682
Net Increase/(Decrease) in Net Assets Resulting from Operations	335,990
Capital Shares Transactions	24,426,004
Net Increase/(Decrease) in Net Assets	24,761,994
Net Assets:
Beginning of period	—
End of period	$24,761,994

Undistributed Net Investment Income/(Loss)	$141,544

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

See Notes to Financial Statements.

Clayton Street Trust	9

Protective Life Dynamic Allocation Series - Moderate Portfolio

Financial Highlights

For a share outstanding during the period ended December 31	2016(1)
Net Asset Value, Beginning of Period	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.13
Net realized and unrealized gain/(loss)	0.30
Total from Investment Operations	0.43
Less Dividends and Distributions:
Dividends (from net investment income)	—
Distributions (from capital gains)	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$10.43
Total Return*	4.30%
Net Assets, End of Period (in thousands)	$24,762
Average Net Assets for the Period (in thousands)	$11,145
Ratios to Average Net Assets**:
Ratio of Gross Expenses(3)	2.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)(3)	0.77%
Ratio of Net Investment Income/(Loss)(3)	1.73%
Portfolio Turnover Rate	55%

* Total return not annualized for periods of less than one full year.

** Annualized for periods of less than one full year.

(1) Period from April 7, 2016 (inception date) through December 31, 2016.

(2) Per share amounts are calculated based on average shares outstanding during the year or period.

(3) Ratios do not include indirect expenses of the underlying funds and/or investment companies in which the Portfolio invests.

See Notes to Financial Statements.

10	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Protective Life Dynamic Allocation Series - Moderate Portfolio (the “Portfolio”) is a series fund. The Portfolio operates as a “fund of funds,” meaning substantially all of the Portfolio’s assets will be invested in exchange-traded funds (the “underlying funds”). The Portfolio is part of Clayton Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers three Portfolios with differing investment objectives and policies. The Portfolio seeks total return through growth of capital and income, balanced by capital preservation. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The Portfolio currently offers one class of shares. The shares are offered in connection with investment in and payments under variable annuity contracts issued exclusively by Protective Life Insurance Company and its affiliates ("Protective Life").

Underlying Funds

The Portfolio invests in a dynamic portfolio of exchange-traded funds across seven different equity asset classes, as well as fixed-income investments, and a cash allocation, including money market instruments. The equity asset classes are adjusted weekly based on market conditions pursuant to a proprietary, quantitative-based allocation program. Over the long term, and when fully invested, the Portfolio seeks to maintain an asset allocation of approximately 65% global equity investments and 35% fixed income investments. Additional details and descriptions of the investment objectives and strategies of each of the potential underlying funds are available in the Portfolio's prospectus.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio, including the underlying funds, are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). The values of the Portfolio's investments in the underlying funds are based upon the closing price of such underlying funds on the applicable exchange. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or are deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

The Portfolio classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds.

Clayton Street Trust	11

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2016 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Initial Organization and Offering Costs

Organization costs paid in connection with the organization of the Portfolio are expensed at the time the Portfolio commences operations or as incurred thereafter. Offering costs paid in connection with the initial offering of shares are amortized using a straight-line basis over the first 12 months from the time the Portfolio commences. Amortized offering cost amounts and organization costs expensed are shown as “Initial organization and offering costs” on the Statement of Operations. Amounts remaining to be amortized, if any, are shown as “Initial offering costs” in the asset section of the Statement of Assets and Liabilities.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex dividend date. Any distributions from the underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Portfolio bears expenses incurred specifically on its behalf. Additionally, the Portfolio, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Portfolio may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Portfolio that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.

12	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

Dividends and Distributions

The Portfolio may make semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains (if any).

Federal Income Taxes

The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

2. Other Investments and Strategies

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the underlying funds, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the underlying funds’ ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Certain provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the underlying funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). One or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or

Clayton Street Trust	13

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

economic damage, could have a severe and negative impact on the Portfolio’s or an underlying fund's investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio or an underlying fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

The Portfolio may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

ETFs are typically open-end investment companies, which may be actively managed or passively managed, that generally seek to track the performance of a specific index. ETFs are traded on a national securities exchange at market prices that may vary from the NAV of their underlying investments. Accordingly, there may be times when an ETF trades at a premium or discount. As a result, the Portfolio may pay more or less than NAV when it buys ETF shares, and may receive more or less than NAV when it sells those shares. ETFs also involve the risk that an active trading market for an ETF’s shares may not develop or be maintained. Similarly, because the value of ETF shares depends on the demand in the market, the Portfolio may not be able to purchase or sell an ETF at the most optimal time, which could adversely affect the Portfolio’s performance. In addition, ETFs that track particular indices may be unable to match the performance of such underlying indices due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities.

Offsetting Assets and Liabilities

The Portfolio presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

All repurchase agreements are transacted under legally enforceable master repurchase agreements that give the Portfolio, in the event of default by the counterparty, the right to liquidate securities held and to offset receivables and payables with the counterparty. For financial reporting purposes, the Portfolio does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest.

The following table presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the Portfolio's Schedule of Investments.

14	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

Offsetting of Financial Assets and Derivative Assets

Gross Amounts
	of Recognized	Offsetting Asset	Collateral
Counterparty	Assets	or Liability(a)	Pledged(b)	Net Amount

Credit Agricole, New York	$700,000	$—	$(700,000)	$—

(a)

Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. Investment Advisory Agreements and Other Transactions with Affiliates

The Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. The Portfolio’s contractual investment advisory fee rate (expressed as an annual rate) is 0.40% of its average daily net assets.

Janus Capital has contractually agreed to waive the advisory fee payable by the Portfolio or reimburse expenses in an amount equal to the amount, if any, that the Portfolio’s normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the 12b-1 distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes and extraordinary expenses, exceed the annual rate of 0.55% of the Portfolio’s average daily net assets. Janus Capital has agreed to continue the waiver until at least May 1, 2018. If applicable, amounts reimbursed to the Portfolio by Janus Capital are disclosed as “Excess Expense Reimbursement” on the Statement of Operations.

Janus Capital may recover from the Portfolio fees and expenses previously waived or reimbursed during the period beginning with the Portfolio’s commencement of operations and expiring on the third anniversary of the commencement of operations, which could then be considered a deferral. Janus Capital may elect to recoup such amounts only if: (i) recoupment is obtained within three years from the date an amount is waived or reimbursed to the Portfolio, and (ii) the Portfolio’s expense ratio at the time of recoupment, inclusive of the recoupment amounts, does not exceed the expense limit at the time of waiver or at the time of recoupment. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the period ended December 31, 2016, Janus Capital reimbursed the Portfolio $158,779 of fees and expenses that are eligible for recoupment. As of December 31, 2016, the aggregate amount of recoupment that may potentially be made to Janus Capital is $158,779. The recoupment of such reimbursements expires April 7, 2019.

Janus Services LLC (“Janus Services”), a wholly-owned subsidiary of Janus Capital, is the Portfolio’s transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Portfolio. These amounts are disclosed as “Other transfer agent fees and expenses” on the Statement of Operations.

Janus Services receives an administrative services fee at an annual rate of 0.10% of the Portfolio’s average daily net assets for providing, or arranging for the provision by Protective Life of administrative services, including recordkeeping, subaccounting, order processing, or other shareholder services provided on behalf of shareholders of the Portfolio. Janus Services expects to use this entire fee to compensate Protective Life for providing these services to its

Clayton Street Trust	15

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

customers who invest in the Portfolio. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the Statement of Operations.

Services provided by Protective Life may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing contract holders, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with Janus Capital.

Under a distribution and shareholder servicing plan (the “Plan”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Portfolio may pay the Trust’s distributor, Janus Distributors LLC (“Janus Distributors”), a wholly-owned subsidiary of Janus Capital, a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to Protective Life or other intermediaries as compensation for distribution and/or shareholder services performed by Protective Life or its agents, or by such intermediary. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations. Payments under the Plan are not tied exclusively to actual 12b-1 distribution and servicing fees, and the payments may exceed 12b-1 distribution and servicing fees actually incurred. If any of the Portfolio’s actual 12b-1 distribution and servicing fees incurred during a calendar year are less than the payments made during a calendar year, the Portfolio will be refunded the difference. Refunds, if any, are included in “12b-1 Distribution fees and shareholder servicing fees” in the Statement of Operations.

Janus Capital furnishes certain administration, compliance, and accounting services for the Portfolio and is reimbursed by the Portfolio for certain of its costs in providing those services (to the extent Janus Capital seeks reimbursement and such costs are not otherwise waived). In addition, employees of Janus Capital and/or its affiliates may serve as officers of the Trust. The Portfolio also pays for salaries, fees, and expenses of certain Janus Capital employees and Portfolio officers, with respect to certain specified administration functions they perform on behalf of the Portfolio. The Portfolio pays these costs based on out-of-pocket expenses incurred by Janus Capital, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services Janus Capital provides to the Portfolio. These amounts are disclosed as “Portfolio administration fees” on the Statement of Operations. Some expenses related to compensation payable to the Portfolio's Chief Compliance Officer and compliance staff are shared with the Portfolio. Total compensation of $114 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the period ended December 31, 2016. The Portfolio's portion is reported as part of “Other expenses” on the Statement of Operations.

The Portfolio is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by Janus Capital Management LLC in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Portfolio and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Portfolio from or to another fund or account that is or could be considered an affiliate of the Portfolio under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended December 31, 2016, the Portfolio engaged in cross trades amounting to $1,933,212 in purchases and $2,189,794 in sales, resulting in a net realized loss of $30,780. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Portfolio’s Statement of Operations.

4. Federal Income Tax

The tax components of capital shown in the table below represent: (1) distribution requirements the Portfolio must satisfy under the income tax regulations; (2) losses or deductions the Portfolio may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.

The Portfolio has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

16	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

			Loss Deferrals		Other Book	Net Tax
Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Late-Year Ordinary Loss	Post-October Capital Loss	to Tax Differences	Appreciation/ (Depreciation)
$ 141,544	$ -	$ (47,263)	$ -	$ -	$ -	$ 241,709

Accumulated capital losses noted below represent net capital loss carryovers, as of December 31, 2016, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Capital Loss Carryover Schedule
For the period ended December 31, 2016
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$ (47,263)	$ -	$ (47,263)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2016 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$ 25,335,239	$ 527,740	$ (286,031)	$ 241,709

5. Capital Share Transactions

	Period ended December 31, 2016(1)
	Shares	Amount

Shares sold	2,735,536	$28,082,967
Reinvested dividends and distributions	-	-
Shares repurchased	(360,478)	(3,656,963)
Net Increase/(Decrease)	2,375,058	$24,426,004
(1)	Period from April 7, 2016 (inception date) through December 31, 2016.

6. Purchases and Sales of Investment Securities

For the period ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:

Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$30,398,377	$ 5,715,876	$ -	$ -

Clayton Street Trust	17

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

7. Merger Related Matters

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the Portfolio (“Janus Capital”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the strategic combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is currently expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The consummation of the Merger will be deemed to be an “assignment” (as defined in the Investment Company Act of 1940, as amended) of the advisory agreement between the Portfolio and Janus Capital. As a result, the consummation of the Merger may cause such investment advisory agreement to terminate automatically in accordance with its terms.

On October 24, 2016, the Board of Trustees of the Portfolio (the “Board of Trustees”) approved, subject to approval of shareholders, a new investment advisory agreement between the Portfolio and the post-Merger Janus Capital in order for Janus Capital to continue to provide advisory services to the Portfolio following the closing of the Merger. The new investment advisory agreement will have substantially similar terms as the corresponding current investment advisory agreement.

Shareholders and contract owners of record as of December 20, 2016, will receive a proxy statement, notice of special meeting of shareholders, and proxy card, containing detailed information regarding shareholder proposals with respect to these and certain other matters. The shareholder meeting is expected to be held on or about March 17, 2017.

8. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2016 and through the date of issuance of the Portfolio’s financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s financial statements.

18	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes to Financial Statements

To the Board of Trustees of Clayton Street Trust and Shareholders of Protective Life Dynamic Allocation Series – Moderate Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Protective Life Dynamic Allocation Series – Moderate Portfolio (one of the portfolios constituting Clayton Street Trust, hereafter referred to as the "Portfolio") as of December 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the period April 7, 2016 (commencement of operations) through December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

Denver, Colorado
February 10, 2017

Clayton Street Trust	19

Protective Life Dynamic Allocation Series - Moderate Portfolio

Report of Independent Registered Public Accounting Firm

Proxy Voting Policies and Voting Record

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities is available without charge: (i) upon request, by calling 1-800-525-0020 (toll free); (ii) on the Portfolio’s website at janus.com/proxyvoting; and (iii) on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Portfolio files its complete portfolio holdings (schedule of investments) with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of such fiscal quarter. The Portfolio’s Form N-Q: (i) is available on the SEC’s website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling Janus at 1-800-525-0020 (toll free).

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD

The Trustees of Clayton Street Trust (the “Trust”), the majority of whom serve as “independent” Trustees (the “Independent Trustees”) met on February 3, 2016 to consider the proposed investment advisory agreement (the “Investment Advisory Agreement”) for Protective Life Dynamic Allocation Series – Conservative Portfolio, Protective Life Dynamic Allocation Series – Moderate Portfolio, and Protective Life Dynamic Allocation Series – Growth Portfolio (each a “New Portfolio” and collectively, the “New Portfolios”). In the course of their consideration of the Investment Advisory Agreement, the Trustees met in executive session and were advised by their independent legal counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Advisory Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Board Materials and other information from counsel and from Janus Capital Management LLC, the investment adviser (the “Adviser”), including: (i) a copy of the form of Investment Advisory Agreement, with respect to the Adviser’s management of the assets of each New Portfolio; (ii) information describing the nature, extent and quality of the services that the Adviser will provide to the New Portfolios, and the fees the Adviser will charge to the New Portfolios; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Portfolio’s anticipated advisory fee and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the advisory fees and expenses of the New Portfolios to those from fund complexes that were defined as competitors.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: the nature, extent and quality of the services to be provided to each New Portfolio by the Adviser; the Advisers’ personnel and operations; each New Portfolio’s proposed expense level; the anticipated profitability to the Adviser under the Investment Advisory Agreement at certain asset levels; any “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on each New Portfolio’s expenses; and possible conflicts of interest.

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New Portfolios. They recognized that two affiliates of the Adviser would separately serve each New Portfolio as transfer agent and distributor, respectively. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each New Portfolio therefor, the New Portfolios and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the success of the New Portfolios could attract other business to the Adviser or other Janus funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the New Portfolios.

The Board, including the Independent Trustees, considered the following in respect of each New Portfolio:

Nature, Extent and Quality of Services

The Trustees reviewed the nature, extent, and quality of the services to be provided by the Adviser, taking into account the investment objective and strategies of each New Portfolio and the similar types of services currently provided by the Adviser to other funds in the fund complex. In addition, the Trustees reviewed the resources and key personnel of the Adviser that will be providing investment and risk management services to each New Portfolio. The Trustees also

20	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Additional Information (unaudited)

considered other services provided to each New Portfolio by the Adviser, such as managing the execution of portfolio transactions and the broker selection process. The Trustees considered the Adviser’s role as administrator to each New Portfolio, noting that Janus Capital does not receive a fee for its services but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to each New Portfolio’s investment restrictions, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of each New Portfolio and with applicable securities laws and regulations.

The Trustees concluded that the nature, extent, and quality of the services to be provided by the Adviser were appropriate and consistent with the terms of the proposed Investment Advisory Agreement. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve each New Portfolio effectively.

Costs of Services Provided

The Trustees noted the information regarding the proposed fees and expenses of each New Portfolio in comparison to similar information for other comparable funds. With regard to each New Portfolio, the Board noted the following:

The Board noted that the Adviser was recommending a management fee that was lower than each New Portfolio’s respective peer group median, and that each New Portfolio’s total expense ratio was lower than each respective peer group’s median. The Board also noted that the Adviser had agreed to cap certain acquired fund fees and expenses for each New Portfolio.

The Trustees concluded that the proposed annual advisory fee rate to be paid by each New Portfolio was reasonable in relation to the nature, extent and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and the expense limitations proposed by the Adviser.

Economies of Scale

The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of each New Portfolio increase. The Trustees noted that each New Portfolio is part of the overall Janus funds complex, which means, among other things, that each New Portfolio shares directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus funds.

Other Benefits to Janus Capital

The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationship with each New Portfolio. They recognized that two affiliates of Janus Capital will separately serve each New Portfolio as transfer agent and distributor, respectively. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements, and the fees to be paid by each New Portfolio under those agreements, each New Portfolio and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees concluded that the success of the New Portfolio could attract other business to the Adviser or other Janus funds, and that the success of the Adviser could enhance its ability to serve each New Portfolio.

Conclusion

No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to each New Portfolio, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar actual or anticipated size. As a result, the Board concluded that the initial approval of the proposed Investment Advisory Agreement was in the best interests of each New Portfolio.

After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent Trustees voting separately, determined to approve the Investment Advisory Agreement for each New Portfolio. The Board also considered and determined that the services provided by the Adviser to the New Portfolios were in addition to, rather than duplicative of, services provided under the advisory contracts of the underlying exchange traded funds in which each New Portfolio intended to invest.

Clayton Street Trust	21

Protective Life Dynamic Allocation Series - Moderate Portfolio

Additional Information (unaudited)

APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD WITH THE ADVISER POST-MERGER

On October 3, 2016, Janus Capital Group Inc. (“JCGI”), the direct parent of Janus Capital Management LLC, the investment adviser to the New Portfolios (the “Adviser”), and Henderson Group plc (“Henderson”) announced that they had entered into an Agreement and Plan of Merger (“Merger Agreement”) relating to the business combination of Henderson and JCGI (the “Merger”). Pursuant to the Merger Agreement, a newly formed, direct wholly-owned subsidiary of Henderson will merge with and into JCGI, with JCGI as the surviving corporation and a direct wholly-owned subsidiary of Henderson. The Merger is expected to close in the second quarter of 2017, subject to requisite shareholder and regulatory approvals.

The Trustees of the Trust, the majority of which are Independent Trustees, met on October 24, 2016, at an in person meeting called for the purpose of considering the proposed investment advisory agreements (the “New Advisory Agreements”) between the Adviser and the Trust acting on behalf of each of the New Portfolios, and at meetings held at various times in advance of that date. The Independent Trustees met with representatives of the Adviser to discuss the anticipated effects of the Merger. During these meetings, the Adviser indicated its belief that the Merger would not adversely affect the continued operation of the New Portfolios or the capabilities of the investment advisory personnel who currently manage the New Portfolios to continue to provide these and other services to the New Portfolios at the current levels. The Adviser also indicated that it believed that the Merger could provide certain benefits to the New Portfolios but that there could be no assurance as to any particular benefits that might result. In considering the New Advisory Agreements, the Trustees took the new, post-Merger capital structure of the Adviser into account.

In the course of their consideration of the New Advisory Agreement, the Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the New Advisory Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the New Advisory Agreement, the Board, including the Independent Trustees, reviewed the board materials (the “Materials”) and other information provided in advance of the meeting from counsel, the Adviser, as well as from Henderson, including: (i) a copy of the form of New Advisory Agreement, with respect to the Adviser’s management of the assets of each New Portfolio; (ii) information describing the nature, quality and extent of the services that will be provided to each New Portfolio, and the fees that will be charged to the New Portfolios; (iii) information concerning the Adviser’s and Henderson’s financial condition, business, operations, portfolio management teams and compliance programs; (iv) information describing each New Portfolio’s anticipated advisory fee and operating expenses; (v) information concerning the anticipated structure of the Adviser’s parent company as a result of the Merger; and (v) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also noted the information previously provided to the Board during 2016 related to the initial approvals of each New Portfolio.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including, among other matters:

• That the material terms regarding advisory services pursuant to the New Advisory Agreement are substantially identical to the terms of the current advisory agreement with the Adviser;

• That there is not expected to be any diminution in the nature, extent and quality of the services provided to the New Portfolios and their shareholders by the Adviser, including compliance services;

• The commitment of the Adviser to retain key personnel currently employed by the Adviser who provide services to the New Portfolios;

• That the manner in which each New Portfolio’s assets are managed would not change as a result of the Merger, and that the same portfolio managers managing each New Portfolio’s assets are expected to continue to do so after the Merger;

• The terms and conditions of the New Advisory Agreement, including the current advisory fee rates and operational expenses, are the same as the current fee rates under the current advisory agreement;

• That each New Portfolio’s expense ratios are not expected to increase as a result of the Merger or approval of the New Advisory Agreement;

22	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Additional Information (unaudited)

• That the fees and expense ratios of the New Portfolios relative to comparable investment companies continue to be reasonable given the quality of services provided;

• The history, reputation, qualification and background of Henderson, as well as its financial condition;

• The reputation, financial strength, corporate structure and capital resources of Henderson and its investment advisory subsidiaries and the anticipated financial strength of the post-merger parent of the Adviser (“Janus Henderson”);

• The long-term business goals of the Adviser and Henderson with respect to the New Portfolios;

• That, pursuant to the terms of the Merger, Henderson has acknowledged the Adviser’s reliance upon the benefits and protections provided by Section 15(f) and has agreed not to take, and to cause its affiliates not to take, any action that would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) not to be met in respect of the Merger;

• The provisions of the Merger Agreement that indicate that for a period of two years after the closing of the Merger, there shall not be imposed any “unfair burden” (as set forth and described in Section 15(f) of the 1940 Act) as a result of the Merger, or any express or implied terms, conditions or understandings applicable to the Merger;

• That shareholders would not bear any costs in connection with the Merger, that the Adviser will bear the costs, fees and expenses incurred by the New Portfolios in connection with the proxy statement, including all expenses in connection with the solicitation of proxies, the fees and expenses of attorneys relating to the Merger and proxy statement, and other fees and expenses incurred by the New Portfolios, if any, in connection with the Merger;

• The Adviser’s commitment to provide resources to the New Portfolios and the potential for increased distribution capabilities due to the anticipated increase of sales related resources and geographic scale resulting from as a result of the Merger, which have the potential to increase the assets of the New Portfolios, and which in turn could result in long-term economies of scale to the New Portfolios; and

• That the Adviser and Henderson would derive benefits from the Merger and that, as a result, they have a different financial interest in the matters that were being considered than do New Portfolio shareholders.

In connection with their consideration of the New Advisory Agreements on October 24, 2016, the Board noted that, in February 2016, the Board had initially approved the new Portfolios’ current investment advisory agreements. The Trustees considered that, in connection with the foregoing approvals, the Board had determined that the Adviser had the capabilities, resources and personnel necessary to provide the services to each New Portfolio as required under the current investment advisory agreement, and the advisory fee rates paid by each New Portfolio, taking into account the contractual expense limitations by the Adviser for each New Portfolio and the applicable caps on certain acquired fund fees and expenses, represented reasonable compensation to the Adviser in light of the services provided. The Trustees noted that the Board also considered the cost to the Adviser of providing those services, potential economies of scale as each New Portfolio’s assets grow, the fees and expenses paid by other comparable funds, and such other matters as the Board had considered relevant in the exercise of their reasonable business judgment. The Board noted the Adviser’s confirmation that there had been no material changes to this information previously considered by the Board.

To inform their consideration of the New Advisory Agreement, the Independent Trustees received and considered responses by the Adviser and Henderson to inquiries requesting information regarding: Henderson’s structure, operations, financial resources and key personnel; the material aspects of the Merger, the proposed operations of Janus Henderson and its compliance program, code of ethics, trading policies and key management and investment personnel, including each New Portfolio’s portfolio managers; and anticipated changes to the management or operations of the Board and the New Portfolios, including, if applicable, any changes to the New Portfolios’ service providers, advisory fees and expense structure.

In considering the information and materials described above, the Independent Trustees received assistance from, and met separately with, independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of advisory agreements. The Board did not identify any particular information that was most relevant to its consideration to approve the New Advisory Agreement for each New Portfolio and each Trustee may have afforded different weight to the various factors. Legal counsel to the

Clayton Street Trust	23

Protective Life Dynamic Allocation Series - Moderate Portfolio

Additional Information (unaudited)

Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the New Advisory Agreement. In determining whether to approve the New Advisory Agreement, the Board considered the best interests of each New Portfolio separately.

In voting to approve the New Advisory Agreement, the Board considered the overall fairness of the New Advisory Agreement and factors it deemed relevant with respect to each New Portfolio, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Adviser, (ii) that the investment personnel who currently manage the New Portfolio s would continue to manage the New Portfolios as employees of the Adviser, (iii) that the fees and expenses of the New Portfolios after the Merger are expected to remain the same, (iv) the projected profitability of the New Portfolios to the Adviser and its affiliates; (v) whether the projected economies of scale would be realized as the New Portfolios grow and whether any breakpoints are appropriate at certain asset levels; and (vi) other benefits that may accrue to the Adviser from its relationship with the New Portfolios. The Board also considered that the Merger might not be consummated if the New Advisory Agreement was not approved by the Board and the shareholders of each New Portfolio.

Although not meant to be all-inclusive, set forth below is a description of the information and certain factors that were considered by the Board, including the Independent Trustees, in deciding to approve the New Advisory Agreement in respect of each New Portfolio:

The nature, extent and quality of services to be provided by the Adviser; personnel and operations of the Adviser.  In considering the nature, extent and quality of the services to be provided by the Adviser under the New Advisory Agreement, the Board considered that the terms of the New Advisory Agreement are substantially similar to the terms of the current advisory agreement. The Board considered that the level of service and manner in which each New Portfolio’s assets are managed were expected to remain the same.

The Board considered that, for a period of time after closing, the Adviser expects that the operations of the Adviser, as they relate to the New Portfolios, would be the same as those of the Adviser currently. The Board considered that the Adviser’s key personnel who provide services to the New Portfolios are expected to provide those same services after the Merger. The Board also noted that the Merger is not expected to result in any change in the structure or operations of the New Portfolios and that the Adviser does not currently anticipate any immediate changes to the New Portfolios’ key service providers.

In evaluating the Adviser, the Board considered the history, background, reputation and qualification of the Adviser and Henderson, as well as their personnel and Henderson’s financial condition. The Board considered that Henderson is a global asset management firm that was established in 1934, and that it has a long history of asset management around the world. The Board also considered the Adviser’s capabilities, experience, corporate structure and capital resources, as well as the Adviser’s long-term business goals with respect to the Merger and the New Portfolios.

Based on its consideration and review of the foregoing information, the Board determined that each New Portfolio was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on their experience, personnel, operations and resources.

Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Portfolios; “fall-out” benefits.    The Board noted that the applicable contractual expense limitations by the Adviser for each New Portfolio, as well as the cap on certain acquired fund fees and expenses currently in place for each New Portfolio, will remain in place and unchanged under the New Advisory Agreement.

The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to each New Portfolio, including operational costs. In addition, the Board discussed that the New Portfolios’ expenses were not expected to increase materially as a result of the Merger. The Board also noted that Henderson does not currently provide any investment management services to other variable insurance products. In light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the New Portfolios were fair and reasonable.

The extent to which economies of scale would be realized as the New Portfolios grow and whether fee levels would reflect such economies of scale.    The Board next discussed potential economies of scale. The Board discussed the promised continued commitment to expand the distribution of New Portfolio shares, and the potential for increased distribution capabilities as a result of the Merger, which have the potential to result in long-term economies of scale.

24	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Additional Information (unaudited)

The Board also noted that since the Trust is newly formed, the eventual aggregate amount of assets was uncertain, and therefore specific information concerning the extent to which economies of scale would be realized as each New Portfolio grows and whether fee levels would reflect such economies of scale, if any, was difficult to determine. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

Other benefits to the Adviser.    The Board considered other potential benefits that may accrue to the Adviser as a result of its relationship with the New Portfolios, which include reputational benefits that may enhance the Adviser’s ability to gain business opportunities from other clients.

Conclusion.    No single factor was determinative to the decision of the Board. Based on, but not limited to, the foregoing, and such other matters as were deemed relevant, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment.

After full consideration of the above factors, as well as other factors, the Trustees, with the Independent Trustees voting separately, determined to approve the New Advisory Agreement with respect to the New Portfolios.

Clayton Street Trust	25

Protective Life Dynamic Allocation Series - Moderate Portfolio

Additional Information (unaudited)

Management Commentary

The Management Commentary in this report includes valuable insight as well as statistical information to help you understand how your Portfolio’s performance and characteristics stack up against those of comparable indices.

If the Portfolio invests in foreign securities, this report may include information about country exposure. Country exposure is based primarily on the country of risk. A company may be allocated to a country based on other factors such as location of the company’s principal office, the location of the principal trading market for the company’s securities, or the country where a majority of the company’s revenues are derived.

Please keep in mind that the opinions expressed in the Management Commentary are just that: opinions. They are a reflection based on best judgment at the time this report was compiled, which was December 31, 2016. As the investing environment changes, so could opinions. These views are unique and are not necessarily shared by fellow employees or by Janus in general.

Performance Overviews

Performance overview graphs compare the performance of a hypothetical $10,000 investment in the Portfolio with one or more widely used market indices. When comparing the performance of the Portfolio with an index, keep in mind that market indices are not available for investment and do not reflect deduction of expenses.

Average annual total returns are quoted for a Portfolio with more than one year of performance history. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Cumulative total returns are quoted for a Portfolio with less than one year of performance history. Cumulative total return is the growth or decline in value of an investment over time, independent of the period of time involved. Cumulative total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Pursuant to federal securities rules, expense ratios shown in the performance chart reflect subsidized (if applicable) and unsubsidized ratios. The total annual fund operating expenses ratio is gross of any fee waivers, reflecting the Portfolio’s unsubsidized expense ratio. The net annual fund operating expenses ratio (if applicable) includes contractual waivers of Janus Capital and reflects the Portfolio’s subsidized expense ratio. Ratios may be higher or lower than those shown in the “Financial Highlights” in this report.

Schedule of Investments

Following the performance overview section is the Portfolio’s Schedule of Investments. This schedule reports the types of securities held in the Portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. Government obligations, etc.) and by industry classification (banking, communications, insurance, etc.). Holdings are subject to change without notice.

The value of each security is quoted as of the last day of the reporting period. The value of securities denominated in foreign currencies is converted into U.S. dollars.

If the Portfolio invests in foreign securities, it will also provide a summary of investments by country. This summary reports the Portfolio exposure to different countries by providing the percentage of securities invested in each country. The country of each security represents the country of risk. The Portfolio’s Schedule of Investments relies upon the industry group and country classifications published by Barclays and/or MSCI Inc.

Tables listing details of individual forward currency contracts, futures, written options, swaptions, and swaps follow the Portfolio’s Schedule of Investments (if applicable).

Statement of Assets and Liabilities

This statement is often referred to as the “balance sheet.” It lists the assets and liabilities of the Portfolio on the last day of the reporting period.

26	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Useful Information About Your Portfolio Report (unaudited)

The Portfolio’s assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on securities owned, and the receivable for Portfolio shares sold to investors but not yet settled. The Portfolio’s liabilities include payables for securities purchased but not yet settled, Portfolio shares redeemed but not yet paid, and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The section entitled “Net Assets Consist of” breaks down the components of the Portfolio’s net assets. Because the Portfolio must distribute substantially all earnings, you will notice that a significant portion of net assets is shareholder capital.

The last section of this statement reports the net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the Portfolio’s net assets for each share class (assets minus liabilities) by the number of shares outstanding.

Statement of Operations

This statement details the Portfolio’s income, expenses, realized gains and losses on securities and currency transactions, and changes in unrealized appreciation or depreciation of Portfolio holdings.

The first section in this statement, entitled “Investment Income,” reports the dividends earned from securities and interest earned from interest-bearing securities in the Portfolio.

The next section reports the expenses incurred by the Portfolio, including the advisory fee paid to the investment adviser, transfer agent fees and expenses, and printing and postage for mailing statements, financial reports and prospectuses. Expense offsets and expense reimbursements, if any, are also shown.

The last section lists the amounts of realized gains or losses from investment and foreign currency transactions, and changes in unrealized appreciation or depreciation of investments and foreign currency-denominated assets and liabilities. The Portfolio will realize a gain (or loss) when it sells its position in a particular security. A change in unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Portfolio during the reporting period. “Net Realized and Unrealized Gain/(Loss) on Investments” is affected both by changes in the market value of Portfolio holdings and by gains (or losses) realized during the reporting period.

Statements of Changes in Net Assets

These statements report the increase or decrease in the Portfolio’s net assets during the reporting period. Changes in the Portfolio’s net assets are attributable to investment operations, dividends and distributions to investors, and capital share transactions. This is important to investors because it shows exactly what caused the Portfolio’s net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets due to the Portfolio’s investment operations. The Portfolio’s net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends and/or distributions in cash, money is taken out of the Portfolio to pay the dividend and/or distribution. If investors reinvest their dividends and/or distributions, the Portfolio’s net assets will not be affected. If you compare the Portfolio’s “Net Decrease from Dividends and Distributions” to “Reinvested Dividends and Distributions,” you will notice that dividends and distributions have little effect on the Portfolio’s net assets. This is because the majority of the Portfolio’s investors reinvest their dividends and/or distributions.

The reinvestment of dividends and distributions is included under “Capital Share Transactions.” “Capital Shares” refers to the money investors contribute to the Portfolio through purchases or withdrawals via redemptions. The Portfolio’s net assets will increase and decrease in value as investors purchase and redeem shares from the Portfolio.

Financial Highlights

This schedule provides a per-share breakdown of the components that affect the Portfolio’s NAV for current and past reporting periods as well as total return, asset size, ratios, and portfolio turnover rate.

The first line in the table reflects the NAV per share at the beginning of the reporting period. The next line reports the net investment income/(loss) per share. Following is the per share total of net gains/(losses), realized and unrealized. Per share dividends and distributions to investors are then subtracted to arrive at the NAV per share at the end of the

Clayton Street Trust	27

Protective Life Dynamic Allocation Series - Moderate Portfolio

Useful Information About Your Portfolio Report (unaudited)

period. The next line reflects the total return for the period. Also included are ratios of expenses and net investment income to average net assets.

The Portfolio’s expenses may be reduced through expense offsets and expense reimbursements. The ratios shown reflect expenses before and after any such offsets and reimbursements.

The ratio of net investment income/(loss) summarizes the income earned less expenses, divided by the average net assets of the Portfolio during the reporting period. Do not confuse this ratio with the Portfolio’s yield. The net investment income ratio is not a true measure of the Portfolio’s yield because it does not take into account the dividends distributed to the Portfolio’s investors.

The next figure is the portfolio turnover rate, which measures the buying and selling activity in the Portfolio. Portfolio turnover is affected by market conditions, changes in the asset size of the Portfolio, fluctuating volume of shareholder purchase and redemption orders, the nature of the Portfolio’s investments, and the investment style and/or outlook of the portfolio manager(s) and/or investment personnel. A 100% rate implies that an amount equal to the value of the entire portfolio was replaced once during the fiscal year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the entire portfolio is traded every six months.

28	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Useful Information About Your Portfolio Report (unaudited)

For federal income tax purposes, the Portfolio designated the following for the period ended December 31, 2016:

Foreign Taxes Paid	$8,378
Foreign Source Income	$30,209

Clayton Street Trust	29

Protective Life Dynamic Allocation Series - Moderate Portfolio

Designation Requirements (unaudited)

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, by calling 1-877-335-2687.

The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Portfolio’s Governance Procedures and Guidelines, the policy is for Trustees to retire no later than the end of the calendar year in which the Trustee turns 75. The Trustees review the Portfolio’s Governance Procedures and Guidelines from time to time and may make changes they deem appropriate. The Portfolio’s Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust’s Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Detroit Street Trust. Collectively, these two registered investment companies consist of 13 series or funds.

The Trust’s officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Detroit Street Trust. Certain officers of the Portfolio may also be officers and/or directors of Janus Capital. Except as otherwise disclosed, Portfolio officers receive no compensation from the Portfolio, except for the Portfolio’s Chief Compliance Officer, as authorized by the Trustees.

30	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Clifford J. Weber 151 Detroit Street Denver, CO 80206 DOB: 1963	Chairman Trustee	2/16-Present 2/16-Present	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015). Formerly, Executive Vice President of Global Index and Exchange- Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015) and Executive Vice President and Head of Strategy and Product Development, NYSE Liffe U.S., a division of NYSE Euronext (U.S. futures exchange) (2008-2013).	13	Lead Independent Trustee, Clough Funds Trust (investment company) (since 2015) and Independent Trustee, Elevation ETF Trust (investment company) (since 2016).

Clayton Street Trust	31

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Maureen T. Upton 151 Detroit Street Denver, CO 80206 DOB: 1965	Trustee	2/16-Present	Principal Consultant, SRK Consulting (U.S.), Inc. (consulting services to global mining, energy and water resource industries) (since 2015). Formerly, Founder and Principal, Resource Initiatives LLC (sustainability consulting firm) (2006-2015).	13	Director, Denver Metro Leadership Foundation (non-profit organization) (2012-2014).
Jeffrey B. Weeden 151 Detroit Street Denver, CO 80206 DOB: 1956	Trustee	2/16-Present	Senior Advisor, BayBoston Capital LP (investment fund in banks and bank holdings companies) (since 2015). Formerly, Management Advisor, BoxCast, Inc. (technology start-up company) (2014 -2016) and Senior Executive Vice President and Chief Financial Officer, KeyCorp (financial services) (2002-2013).	13	Director, State Farm Bank (banking) (since 2014).

32	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

TRUSTEES
Name, Address, and Age	Positions Held with the Trust	Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios/Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past Five Years
Interested Trustee
Michael Drew Elder** 151 Detroit Street Denver, CO 80206 DOB: 1970	Trustee	12/15-Present	Executive Vice President and Head of U.S. Intermediary Distribution, Janus Capital (since 2014) and President, Janus Distributors LLC (broker- dealer) (since 2014). Formerly, Senior Vice President, Janus Capital (2007-2014).	13	Director, Perkins Investment Management LLC (since 2014).

** Michael Drew Elder is an Interested Trustee because of his employment with Janus Capital.

Clayton Street Trust	33

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Bruce L. Koepfgen 151 Detroit Street Denver, CO 80206 DOB: 1952	President and Chief Executive Officer	2/16-Present

President of Janus Capital Group Inc. and Janus Capital Management LLC (since 2013); Executive Vice President and Director of Janus International Holding LLC (since 2011); Executive Vice President of Janus Distributors LLC (since 2011); Executive Vice President and Working Director of INTECH Investment Management LLC (since 2011); Executive Vice President and Director of Perkins Investment Management LLC (since 2011); and Executive Vice President and Director of Janus Management Holdings Corporation (since 2011). Formerly, Executive Vice President of Janus Services LLC (2011-2015), Janus Capital Group Inc. and Janus Capital Management LLC (2011-2013); and Chief Financial Officer of Janus Capital Group Inc., Janus Capital Management LLC, Janus Distributors LLC, Janus Management Holdings Corporation, and Janus Services LLC (2011-2013).

David R. Kowalski 151 Detroit Street Denver, CO 80206 DOB: 1957	Vice President, Chief Compliance Officer, and Anti-Money Laundering Officer	2/16-Present

Senior Vice President and Chief Compliance Officer of Janus Capital, Janus Distributors LLC, and Janus Services LLC; Vice President of INTECH Investment Management LLC and Perkins Investment Management LLC; and Director of The Janus Foundation.

Jesper Nergaard 151 Detroit Street Denver, CO 80206 DOB: 1962	Vice President, Chief Financial Officer, Treasurer, and Principal Accounting Officer	2/16-Present	Vice President of Janus Capital and Janus Services LLC.

34	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

OFFICERS
Name, Address, and Age	Positions Held with the Trust	Term of Office* and Length of Time Served	Principal Occupations During the Past Five Years
Kathryn L. Santoro 151 Detroit Street Denver, CO 80206 DOB: 1974	Vice President, Secretary and Chief Legal Counsel	1/17-Present

Vice President of Janus Capital and Janus Services LLC (since 2016). Formerly, Vice President and Associate Counsel of Curian Capital, LLC and Curian Clearing LLC (2013- 2016); and General Counsel and Secretary (2011-2012) and Vice President (2009-2012) of Old Mutual Capital, Inc.

* Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

Clayton Street Trust	35

Protective Life Dynamic Allocation Series - Moderate Portfolio

Trustees and Officers (unaudited)

NotesPage1

36	DECEMBER 31, 2016

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes

NotesPage2

Clayton Street Trust	37

Protective Life Dynamic Allocation Series - Moderate Portfolio

Notes

Please consider the charges, risks, expenses and investment objectives carefully before investing. For a prospectus containing this and other information, please call Janus at 877.33JANUS (52687) or download the file from janus.com/variable-insurance/clayton. Read it carefully before you invest or send money.

Janus is a registered trademark of Janus International Holding LLC. © Janus International Holding LLC. Protective and Protective Life are registered service marks of Protective Life Insurance Company Corporation.

Protective Life Dynamic Allocation Series Portfolios are distributed by Janus Distributors LLC and exclusively offered in connection with variable annuity contracts issued by Protective Life Insurance Company and its affiliates. Janus is not affiliated with Protective Life.

Investment products offered are:	NOT FDIC-INSURED	MAY LOSE VALUE	NO BANK GUARANTEE
C-0217-7522				109-02-93064 02-17

38	DECEMBER 31, 2016

Item 2 - Code of Ethics

As of the end of the period covered by this Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR), which is posted on the Registrant's website: janus.com. Registrant intends to post any amendments to, or waivers from (as defined in Item 2 of Form N-CSR), such code on janus.com within five business days following the date of such amendment or waiver.

Item 3 - Audit Committee Financial Expert

The Registrant’s Board of Trustees has determined that the following members of the Board’s Audit Committee are "audit committee financial experts," as defined in Item 3 to Form N-CSR: Jeffrey B. Weeden (Chairman) who is "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the Portfolios' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $87,750 in fiscal 2016.

(b) Audit-Related Fees

The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Portfolios' financial statements and are not reported under paragraph (a) of this Item were $0 in fiscal 2016.

(c) Tax Fees

The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 in fiscal 2016.

(d) All Other Fees

The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in fiscal 2016.

(e) (1) The registrant's Audit Committee Charter requires the registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the registrant or (ii) to provide non-audit services to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) 0%

(f) Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant the last fiscal year of the registrant were $102,140 in fiscal 2016.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant.

Item 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12 - Exhibits

(a)(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

(a)(3) Not applicable to this Registrant.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clayton Street Trust

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen

Bruce Koepfgen, President and Chief Executive Officer of Clayton Street Trust

(Principal Executive Officer)

Date: March 1, 2017

By: /s/ Jesper Nergaard

Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Clayton Street Trust (Principal Accounting Officer and Principal Financial Officer)

Date: March 1, 2017